SUPPLEMENT DATED OCTOBER 15, 2003 TO

PROSPECTUS DATED MAY 1, 2003 FOR

FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

ISSUED BY

GE LIFE AND ANNUITY ASSURANCE COMPANY

THROUGH ITS

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

SECOND NOTICE

On July 17, 2003 the Board of Trustees for the Dreyfus Investment Portfolios — Emerging Markets Portfolio voted to liquidated the Dreyfus Investment Portfolios — Emerging Markets Portfolio due to the portfolio’s small asset size, lack of growth potential, and operating expenses. It was the determination of the Board that it was advisable and in the best interest of the Portfolio and its shareholders to liquidate the Portfolio and cease operations.

On May 16, 2003 the Board of Trustees for the Federated Insurance Series — Federated International Small Company Fund II voted to liquidate the Federated Insurance Series — Federated International Small Company Fund II. The Board made this decision based upon the Portfolio’s small size, its lack of asset growth and the affect of market timing on the management of the Portfolio. The Portfolio’s operating expenses, before taking into account voluntary waivers, are very high and may increase if the investment adviser does not continue to waive expenses to the extent it has in the past.

In accordance with the Boards of Trustees decision to liquidate, the Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares and the Federated Insurance Series — Federated International Small Company Fund II will not be available for new purchase payments or new transfers on or after October 30, 2003. All assets held by the Separate Account invested in the Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares and the Federated Insurance Series — Federated International Small Company Fund II will be transferred at the close of trading on the New York Stock Exchange on November 14, 2003 to the GE Investments Funds, Inc. — Money Market Fund.

You may make transfers from the Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares and the Federated Insurance Series — Federated International Small Company Fund II to one or more of the Subaccounts investing in the Portfolios listed below. (You may only invest in up to 10 Subaccounts and the Guarantee Account, if available, at any one time.)

Transfers made from the Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares and the Federated Insurance Series — Federated International Small Company Fund II during the period of September 15, 2003 to November 14, 2003 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

AIM VARIABLE INSURANCE FUNDS	AIM V.I. Basic Value Fund — Series II Shares	Seeks long-term growth of capital.	A I M Advisors, Inc.

	AIM V.I. Capital Appreciation Fund — Series I Shares	Seeks growth of capital.	A I M Advisors, Inc.

	AIM V.I. Growth Fund — Series I Shares	Seeks growth of capital.	A I M Advisors, Inc.

	AIM V.I. Premier Equity Fund — Series I Shares	Seeks to achieve long-term growth of capital. Income is a secondary objective.	A I M Advisors, Inc.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	Growth and Income Portfolio — Class B	Seeks reasonable current income and reasonable opportunity for appreciation.	Alliance Capital Management, L.P.

	Premier Growth Portfolio — Class B	Seeks growth of capital.	Alliance Capital Management, L.P.

	Quasar Portfolio — Class B	Seeks growth of capital.	Alliance Capital Management, L.P.

	Technology Portfolio — Class B	Seeks growth of capital.	Alliance Capital Management, L.P.

DREYFUS	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	Seeks to provide capital growth, with current income as a secondary goal.	The Dreyfus Corporation

EATON VANCE VARIABLE TRUST	VT Floating-Rate Income Fund	Seeks high current income.	Eaton Vance Management

	VT Worldwide Health Sciences Fund	Seeks long-term capital growth.	OrbiMed Advisors Inc.

FEDERATED INSURANCE SERIES	Federated High Income Bond Fund II — Service Shares	Seeks high current income.	Federated Investment Management Company

	Federated Kaufmann Fund II — Service Shares	Seeks capital appreciation.	Federated Investment Management Company (subadvised by Federated Global Investment Management Corp.)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (“VIP”)	VIP Equity-Income Portfolio — Service Class 2	Seeks reasonable income and will consider the potential for capital appreciation.	Fidelity Management & Research Company; (subadvised by FMR Co., Inc. (FMRC))

	VIP Growth Portfolio — Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company; (subadvised by FMR Co., Inc. (FMRC))

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (“VIP II”)	VIP II Contrafund® Portfolio — Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East) and Fidelity Investments Japan Limited (FIJ); FMR Co., Inc. (FMRC))

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (“VIP III”)	VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East) and Fidelity Investments Japan Limited (FIJ); FMR Co., Inc. (FMRC))

	VIP III Growth & Income Portfolio — Service Class 2	Seeks high total return.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East) and Fidelity Investments Japan Limited (FIJ); FMR Co., Inc. (FMRC))

	VIP III Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East) and Fidelity Investments Japan Limited (FIJ); FMR Co., Inc. (FMRC))

GE INVESTMENTS FUNDS, INC.	Income Fund	Seeks maximum income.	GE Asset Management Incorporated

	Mid-Cap Value Equity Fund	Seeks long-term growth of capital and future income.	GE Asset Management Incorporated

	Money Market Fund	Seeks a high level of current income.	GE Asset Management Incorporated

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

	Premier Growth Equity Fund	Seeks long-term growth of capital and future income.	GE Asset Management Incorporated

	Real Estate Securities Fund	Seeks maximum total return through current income and capital appreciation.	GE Asset Management Incorporated (subadvised by Seneca Capital Management)

	S&P 500® Index Fund[1]	Seeks growth of capital and accumulation of income.	GE Asset Management Incorporated (subadvised by SSgA Funds Management, Inc.)

	Small-Cap Value Equity Fund	Seeks long-term growth of capital.	GE Asset Management Incorporated (subadvised by Palisade Capital Management, L.L.C.)

	Total Return Fund	Seeks the highest total return, composed of current income and capital appreciation.	GE Asset Management Incorporated

	U.S. Equity Fund	Seeks long-term growth of capital and future income.	GE Asset Management Incorporated

	Value Equity Fund	Seeks long-term growth of capital.	GE Asset Management Incorporated

GREENWICH STREET SERIES FUND	Salomon Brothers Variable Emerging Growth Fund — Class II	Seeks capital appreciation.	Salomon Brothers Asset Management Inc

JANUS ASPEN SERIES	Balanced Portfolio — Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC

	Capital Appreciation Portfolio — Service Shares	A non-diversified[2] portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	Global Life Sciences Portfolio — Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

	Global Technology Portfolio — Service Shares	A non-diversified[2] portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	Growth Portfolio — Service Shares	Seeks long-term growth of capital in a manner consistent with the preservation of capital.	Janus Capital Management LLC

	International Growth Portfolio — Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

[1]	“Standard & Poor’s,” “S&P,” and “S&P 500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500® Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.
[2]	A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

	Mid Cap Growth Portfolio — Service Shares (formerly, Aggressive Growth Portfolio)	A non-diversified[1] portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	Worldwide Growth Portfolio — Service Shares	Seeks long-term growth of capital in a manner consistent with the preservation of capital.	Janus Capital Management LLC

MFS® VARIABLE INSURANCE TRUST	MFS® Investors Growth Stock Series — Service Class Shares	Seeks long-term growth of capital and future income rather than current income.	Massachusetts Financial Services Company (“MFS®”)

	MFS® Investors Trust Series — Service Class Shares	Seeks long-term growth of capital and secondarily reasonable current income.	Massachusetts Financial Services Company (“MFS®”)

	MFS® New Discovery Series — Service Class Shares	Seeks capital appreciation.	Massachusetts Financial Services Company (“MFS®”)

	MFS® Utilities Series — Service Class Shares	Seeks capital growth and current income.	Massachusetts Financial Services Company (“MFS®”)

NATIONS SEPARATE ACCOUNT TRUST	Nations Marsico Growth Portfolio	Seeks long-term growth of capital.	Banc of America Advisors, LLC (subadvised by Marsico Capital)

	Nations Marsico International Opportunities Portfolio	Seeks long-term growth of capital.	Banc of America Advisors, LLC (subadvised by Marsico Capital)

OPPENHEIMER VARIABLE ACCOUNT FUNDS	Oppenheimer Aggressive Growth Fund/VA — Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer Global Securities Fund/VA — Service Shares	Seeks long-term capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)	Seeks high total return.	OppenheimerFunds, Inc.

	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

[1]	A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

PIMCO VARIABLE INSURANCE TRUST	Foreign Bond Portfolio — Administrative Class Shares	A non-diversified[1] portfolio that series to maximum total return	Pacific Investment Management Company LLC

	High Yield Portfolio — Administrative Class Shares	Seeks to maximize total return.	Pacific Investment Management Company LLC

	Long-Term U.S. Government Portfolio — Administrative Class Shares	Seeks to maximize total return.	Pacific Investment Management Company LLC

	Total Return Portfolio — Administrative Class Shares	Seeks to maximize total return.	Pacific Investment Management Company LLC

THE PRUDENTIAL SERIES FUND, INC.	Jennison Portfolio — Class II	Seeks long-term growth of capital.	Prudential Investments LLC (subadvised by Jennison Associates LLC)

	Jennison 20/20 Focus Portfolio — Class II	Seeks long-term growth of capital.	Prudential Investments LLC (subadvised by Jennison Associates LLC)

RYDEX VARIABLE TRUST	OTC Fund[2]	A non-diversified[1] portfolio that seeks to provide investment results that correspond to a benchmark for over-the-counter securities by investing primarily in securities of companies included in NASDAQ 100 Index™.	Rydex Global Advisors

SALOMON BROTHERS VARIABLE SERIES FUND INC	Salomon Brothers Variable All Cap Fund — Class II	Seeks long-term growth of capital.	Salomon Brothers Asset Management Inc

VAN KAMPEN LIFE INVESTMENT TRUST	Comstock Portfolio — Class II Shares	Seeks capital growth and income.	Van Kampen Asset Management Inc.

	Emerging Growth Portfolio — Class II Shares	Seeks capital appreciation.	Van Kampen Asset Management Inc.

[1]	A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.
[2]	The NASDAQ 100 Index™ is an unmanaged index that is a widely recognized indicator of OTC Market performance.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

1-800-352-9910

or by writing:

GE Life and Annuity Assurance Company

6610 West Broad Street

Richmond, Virginia 23230

Please be sure to include your name, the Annuitant’s name, your contract number and your current mailing address on any written correspondence so that we may be sure the correct prospectuses are mailed to you.

SUPPLEMENT DATED SEPTEMBER 2, 2003 TO

PROSPECTUS DATED MAY 1, 2003 FOR

FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

ISSUED BY

GE LIFE AND ANNUITY ASSURANCE COMPANY

THROUGH ITS

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

1.	The third paragraph of the “Guarantee Account” section of your prospectus is amended as follows:

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the “Charges and Other Deductions” provision in this prospectus.

2.	The first paragraph of the “Allocation of Purchase Payments” provision located in “The Contract” section is amended as follows:

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to up to 10 Subaccounts plus the Guarantee Account at any one time. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account.

3.	The “Transfers from the Subaccounts to the Guarantee Account” provision located in the “Transfers” section is amended as follows:

We may restrict certain transfers from the Subaccounts to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee

Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Participants in a Dollar Cost Averaging Program may allocate assets to the Guarantee Account under the terms of that program (see the “Dollar Cost Averaging” provision in this prospectus).

4.	The sixth paragraph of the “Dollar Cost Averaging” provision in the “Transfers” section is amended as follows:

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the enhanced Dollar Cost Averaging Program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

5.	The first paragraph of the “Guarantee Account Interest Sweep Program” section in the “Transfers” provision is amended as follows:

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

6.	The “Surrenders and Partial Withdrawals” provision is amended by adding the following:

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the “Guarantee Account” provision in this prospectus).

7.	The “Systematic Withdrawals” section of the “Surrenders and Partial Withdrawals” provision is amended by adding the following:

For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the “Guarantee Account” provision in this prospectus).

8.	The “Principal Underwriter” provision located in the “Distribution of the Contracts” section is amended as follows:

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico and Texas as GE Capital Brokerage Corporation) (“Capital Brokerage”) is the distributor and principal underwriter of the contracts. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 3001 Summer Street, 2nd Floor, Stamford, Connecticut 06905. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 (“1934 Act”) as a broker-dealer, and is a member of the NASD.

Filed Pursuant to Rule 497e

File No. 333-31172

GE Life & Annuity Separate Account 4

Prospectus For

Flexible Premium Variable Deferred Annuity Contract

Form P1154 4/00

Issued by:

GE Life and Annuity Assurance Company

Home Office:

6610 West Broad Street

Richmond, Virginia 23230

Telephone: (800) 352-9910

This prospectus describes flexible premium variable deferred annuity contracts (the “contracts”) issued prior to May 1, 2003 or prior to the date on which state insurance authorities approve applicable contract modifications for individuals and qualified and nonqualified retirement plans. GE Life and Annuity Assurance Company (the “Company,” “we,” “us,” or “our”) issues the contract.

This prospectus gives details about the contract, GE Life & Annuity Separate Account 4 (the “Separate Account”) and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the accumulation of contract value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund — Series II Shares
AIM V.I. Capital Appreciation Fund — Series I Shares
AIM V.I. Premier Equity Fund — Series I Shares

AllianceBernstein Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
Premier Growth Portfolio — Class B
Technology Portfolio — Class B

Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
VT Worldwide Health Sciences Fund

Federated Insurance Series:
Federated High Income Bond Fund II* — Service Shares
Federated International Small Company Fund II
Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio — Service Class 2
VIP Growth Portfolio — Service Class 2

Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Contrafund® Portfolio — Service Class 2

Fidelity Variable Insurance Products Fund III (“VIP III”):

VIP III Dynamic Capital Appreciation Portfolio — Service Class 2

VIP III Growth & Income Portfolio — Service Class 2

VIP III Mid Cap Portfolio — Service Class 2

GE Investments Funds, Inc.:
Income Fund
Mid-Cap Value Equity Fund
Money Market Fund
Premier Growth Equity Fund
Real Estate Securities Fund
S&P 500® Index Fund
Small-Cap Value Equity Fund
Total Return Fund
U.S. Equity Fund
Value Equity Fund

Greenwich Street Series Fund: Salomon Brothers Variable Emerging Growth Fund — Class II

Janus Aspen Series:
Balanced Portfolio — Service Shares
Capital Appreciation Portfolio — Service Shares
International Growth Portfolio — Service Shares

MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
MFS® Investors Trust Series — Service Class Shares
MFS® New Discovery Series — Service Class Shares
MFS® Utilities Series — Service Class Shares

Nations Separate Account Trust: Nations Marsico Growth Portfolio Nations Marsico International Opportunities Portfolio

Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA — Service Shares
Oppenheimer Capital Appreciation Fund/VA — Service Shares
Oppenheimer Global Securities Fund/VA — Service Shares
Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)
Oppenheimer Main Street Small Cap Fund/VA —Service Shares

PIMCO Variable Insurance Trust:
High Yield Portfolio* — Administrative Class Shares
Long-Term U.S. Government Portfolio — Administrative Class Shares
Total Return Portfolio — Administrative Class Shares The Prudential Series Fund, Inc.: Jennison Portfolio — Class II Jennison 20/20 Focus Portfolio — Class II

Rydex Variable Trust:
OTC Fund

Salomon Brothers Variable Series Fund Inc:
Salomon Brothers Variable All Cap Fund — Class II

Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares
Emerging Growth Portfolio — Class II Shares

The following Portfolios of the Funds are not available to contracts issued on or after May 1, 2003:

AIM Variable Insurance Funds:
AIM V.I. Growth Fund — Series I Shares

AllianceBernstein Variable Products Series Fund, Inc.:
Quasar Portfolio — Class B

Dreyfus
Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares

Janus Aspen Series:
Global Life Sciences Portfolio — Service Shares
Global Technology Portfolio — Service Shares
Growth Portfolio — Service Shares
Mid Cap Growth Portfolio — Service Shares (formerly, Aggressive Growth Portfolio)
Worldwide Growth Portfolio — Service Shares

PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares

*	These Portfolios may invest in lower quality debt securities commonly referred to as junk bonds.

Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

•	Is NOT a bank deposit

•	Is NOT FDIC insured

•	Is NOT insured or endorsed by a bank or any federal government agency

•	Is NOT available in every state

•	MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

These contracts are also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

A Statement of Additional Information, dated May 1, 2003, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:

1-800-352-9910;

or write us at:

6610 West Broad Street

Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC’s website at:

www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

The date of this prospectus is May 1, 2003.

Definitions

The following terms are used throughout the prospectus.

Accumulation Unit — An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant — The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date — The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit — An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Code — The Internal Revenue Code of 1986, as amended.

Contract Date — The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value — The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Fund — Any open-end management investment company or any unit investment trust in which the Separate Account invests.

Funding Annuity — This variable deferred annuity issued by GE Life and Annuity; this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred Annuity Contract issued by GE Life and Annuity Assurance Company. The assets of this Funding Annuity are withdrawn and immediately allocated to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

General Account — Assets of the Company other than those allocated to the Separate Account 4 or any other separate account of the Company.

Guarantee Account — Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

Home Office — Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Portfolio — A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objectives. Not all Portfolios may be available in all states or markets.

Separate Account — GE Life & Annuity Separate Account 4, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount — A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value — The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, annual contract charge, any optional death benefit charge and any surrender charge.

Valuation Day — Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount’s corresponding Portfolio does not value its shares.

Valuation Period — The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Fee Tables

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options.

Contract Owner Transaction Expenses

Surrender Charge (as a percentage of purchase payments partially withdrawn or surrendered)	Number of Full and Partially Completed Years Since We Received the Purchase Payment	Surrender Charge as a Percentage of the Purchase Payment Partially Withdrawn or Surrendered[1]

	1	6%
	2	6%
	3	6%
	4	6%
	5	5%
	6	4%
	7	0%

Transfer Charge	$10.00[2]

[1]	A surrender charge is not assessed on any amounts representing gain. In addition, you may withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge; the free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.
[2]	We reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Expenses

Annual Contract Charge	$30.00[1]

Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)

Mortality and Expense Risk Charge	Annuitant (Joint Annuitant, if any) Age 70 or Younger at Issue	Either Annuitant Over Age 70 at Issue
	1.35%	1.55%

Administrative Expense Charge	0.15%

Optional Benefits[2]

Optional Death Benefit Rider	0.25%[3]

Optional Enhanced Death Benefit Rider	0.35%[4]

Maximum Total Separate Account Annual Expenses[5]	Annuitant (Joint Annuitant, if any) Age 70 or Younger at Issue	Either Annuitant Over Age 70 at Issue
	2.10%	2.30%

[1]	This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.
[2]	All charges for the optional benefits are taken in arrears on each contract anniversary and at the time the contract is surrendered.
[3]	The charge is based on the Contract Value at the time the charge is assessed.
[4]	The charge is based on your prior contract year’s average Contract Value. Currently we deduct 0.20% of your prior contract year’s average Contract Value.
[5]	The Maximum Total Separate Account Annual Expenses assume that the owner elected the Optional Death Benefit Rider and the Optional Enhanced Death Benefit Rider. If only one optional death benefit rider was elected, or if no optional death benefit rider was elected, the total Separate Account annual expenses would be lower.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio’s fees and expenses appears in the prospectus for each Portfolio.

Annual Portfolio Expenses[1]	Minimum	Maximum

Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)	0.39%	11.52%

[1]	Expenses are shown as a percentage of Portfolio average daily net assets as of December 31, 2002. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios’ expenses in order to keep the Portfolios’ expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.39% and 2.50%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

OTHER CONTRACTS

We offer other variable annuity contracts through the Separate Account which also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

EXAMPLES

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

•	invested $10,000 in the contract for the time periods indicated;

•	earned a 5% annual return on your investment;

•	elected the Optional Enhanced Death Benefit Rider and the Optional Death Benefit Rider; and

•	surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

	1 Year	3 Years	5 Years	10 Years
Costs Based on Maximum Annual Portfolio Expenses	$1,869.92	$4,184.45	$6,014.48	$9,052.18

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.

	1 Year	3 Years	5 Years	10 Years
Costs Based on Maximum Annual Portfolio Expenses	$1,329.92	$3,644.45	$5,564.48	$9,052.18

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

•	Separate Account charges of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

•	an annual contract charge of $30 (assumed to be equivalent to 0.1% of the Contract Value);

•	a maximum charge of 0.35% for the Optional Enhanced Death Benefit Rider (an annual rate as a percentage of the prior contract year’s Contract Value); and

•	a charge of 0.25% for the Optional Death Benefit Rider (an annual rate as a percentage of the Contract Value).

If one or all of the available rider options are not elected, the expense figures shown above would be lower.

Synopsis

What type of contract am I buying?    The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified (“Qualified Contract”) under the Code, or as a contract that is not qualified under the Code (“Non-Qualified Contract”). This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See “The Contract” provision in this prospectus.

How does the contract work?    Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on that Valuation Day. See “The Contract” provision in this prospectus.

What is the Separate Account?    The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See “The Separate Account” provision in this prospectus.

What are my variable investment choices?    Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See “The Separate Account” provision in this prospectus.

What is the Guarantee Account?    We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. See the “Transfers Before the Annuity Commencement Date” and “The Guarantee Account” provisions in this prospectus.

What charges are associated with this contract?    Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for seven years, we will assess a surrender charge ranging from 0% to 6%, depending upon how many full years those payments have been in the contract. We do not assess a surrender charge on any amounts withdrawn that represent gain. You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may also waive the surrender charge in certain circumstances. See the “Surrender Charge” provision in this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.50% (1.70% for contracts where either Annuitant is older than age 70 at the time the contract is issued) against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.35% (1.55% where either Annuitant is older than age 70 at the time the contract is issued). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the “Charges and Other Deductions” provision in this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the “Charges and Other Deductions” and the “Deductions for Premium Taxes” provisions in this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as 12b-1 fees, or service share fees, if applicable. See the “Fee Tables” section in this prospectus. These expenses are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the “Distribution of the Contracts” provision in this prospectus.

How much must I pay, and how often?    Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See “The Contract — Purchase Payments” provision in this prospectus.

How will my income payments be calculated?    We will pay you a monthly income beginning on the Annuity Commencement Date if any Annuitant is still living. You may also decide to annuitize under one of the optional payment plans. We will base your initial payment on the Contract Value and other factors. See the “Income Payments” provision in this prospectus.

What happens if I die before the Annuity Commencement Date?    Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See “The Death Benefit” provision in this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee Account?    Yes, but there may be limits on how often you may do so. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers from the Guarantee Account to the Subaccounts or to the Guarantee Accounts from the Subaccounts may be subject to certain restrictions. See “Transfers Before the Annuity Commencement Date,” “Income Payments — Transfers After the Annuity Commencement Date” and the “Guarantee Account” provisions in this prospectus.

May I surrender the contract or take partial withdrawals?    Yes, subject to contract requirements and to restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the “Federal Tax Matters” provision in this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See “The Death Benefit” provision for more information.

Do I get a free look at this contract?    Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to their allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the “Return Privilege” provision in this prospectus for more information.

When are my allocations effective when purchasing this contract?    Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See the “Allocation of Purchase Payments” provision in this prospectus.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix C for this information.

Investment Results

At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with annual contract charges and with or without surrender charges. Results calculated without surrender charges will be higher.

Total returns assume an initial investment of $1,000 and include the reinvestment of all distributions of the Portfolios, the Portfolios’ charges and expenses (including any 12b-1 or service share fees), and the charges associated with the contract, including the mortality and expense risk charge, the administrative expense charge, the annual contract charge, and the charge for the Optional Enhanced Death Benefit Rider and the Optional Death Benefit Rider. Premium taxes are not reflected in any of the calculations, but may apply. See “Appendix B” and the Statement of Additional Information for more information.

Financial Statements

The consolidated financial statements for the Company and its subsidiary and the financial statements of the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 1-800-352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC’s website at http://www.sec.gov.

The Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. GNA Corporation, Capital Brokerage Corporation, GE Financial Assurance Holdings, Inc. and GE Investments Funds, Inc. are affiliates of the Company.

We are a charter member of the Insurance Marketplace Standards Association (“IMSA”). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA’s Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate purchase payments. You may change your allocation without penalty or charges.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Before choosing a Subaccount to allocate your purchase payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

VOTING RIGHTS	As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

SUBACCOUNTS	You may allocate purchase payments in up to 10 Subaccounts of the Portfolios listed below in addition to the Guarantee Account at any one time.

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

AIM VARIABLE INSURANCE FUNDS	AIM V.I. Basic Value Fund — Series II Shares	Seeks long-term growth of capital.	A I M Advisors, Inc.

	AIM V.I. Capital Appreciation Fund — Series I Shares	Seeks growth of capital.	A I M Advisors, Inc.

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

	AIM V.I. Growth Fund —Series I Shares	Seeks growth of capital.	A I M Advisors, Inc.

	AIM V.I. Premier Equity Fund —Series I Shares	Seeks long-term growth of capital. Income is a secondary objective.	A I M Advisors, Inc.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	Growth and Income Portfolio —Class B	Seeks reasonable current income and reasonable opportunity for appreciation.	Alliance Capital Management, L.P.

	Premier Growth Portfolio — Class B	Seeks growth of capital.	Alliance Capital Management, L.P.

	Quasar Portfolio — Class B	Seeks growth of capital.	Alliance Capital Management, L.P.

	Technology Portfolio — Class B	Seeks growth of capital.	Alliance Capital Management, L.P.

DREYFUS	Dreyfus Investment Portfolios —Emerging Markets Portfolio —Initial Shares	A non-diversified portfolio[1] that seeks long-term capital growth.	The Dreyfus Corporation

	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	Seeks capital growth. Current income is a secondary objective.	The Dreyfus Corporation

EATON VANCE VARIABLE TRUST	VT Floating-Rate Income Fund	Seeks high current income.	Eaton Vance Management

	VT Worldwide Health Sciences Fund	Seeks long-term capital growth.	OrbiMed Advisers, Inc.

FEDERATED INSURANCE SERIES	Federated High Income Bond Fund II — Service Class	Seeks high current income by investing in lower-rated corporate debt obligations, commonly referred to as “junk bonds.”	Federated Investment Management Company

	Federated International Small Company Fund II	Seeks long-term growth of capital.	Federated Global Investment Management Corp.

	Federated Kaufmann Fund II — Service Shares	Seeks capital appreciation.	Federated Investment Management Company (subadvised by Federated Global Investment Management Corp.)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (“VIP”)	VIP Equity-Income Portfolio —Service Class 2	Seeks reasonable income and will consider the potential for capital appreciation.	Fidelity Management & Research Company; (subadvised by FMR Co., Inc. (“FMRC”))

	VIP Growth Portfolio — Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company; (subadvised by FMR Co., Inc. (“FMRC”))

[1]	A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (“VIP II”)	VIP II Contrafund® Portfolio — Service Class 2	Seeks long-term capital appreciation.

Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (“FMRC U.K.”), Fidelity Management & Research (Far East) Inc. (“FMR Far East”) and Fidelity Investments Japan Limited (“FIJ”); FMR Co., Inc. (“FMRC”))

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (“VIP III”)	VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	Seeks capital appreciation.

Fidelity Management & Research Company (subadvised by Fidelity Management & Research U.K. Inc. (“FMR U.K.”), Fidelity Management & Research Far East Inc. (“FMR Far East”), Fidelity Investments Japan Limited (“FIJ”), FMR Co. Inc. (“FMRC”))

	VIP III Growth & Income Portfolio — Service Class 2	Seeks high total return.

Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (“FMR U.K.”), Fidelity Management & Research (Far East) Inc. (“FMR Far East”) and Fidelity Investments Japan Limited (“FIJ”); FMR Co., Inc. (“FMRC”))

	VIP III Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.), Inc. (“FMR U.K.”) and Fidelity Management & Research Far East Inc. (“FMR Far East”))

GE INVESTMENTS FUNDS, INC.	Income Fund	Seeks maximum income.	GE Asset Management Incorporated

	Mid-Cap Value Equity Fund	Seeks long-term growth of capital and future income.	GE Asset Management Incorporated

	Money Market Fund	Seeks a high level of current income.	GE Asset Management Incorporated

	Premier Growth Equity Fund	Seeks long-term growth of capital and future income.	GE Asset Management Incorporated

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

	Real Estate Securities Fund	Seeks maximum total return.	GE Asset Management Incorporated (subadvised by Seneca Capital Management)

	S&P 500® Index Fund[1]	Seeks growth of capital and accumulation of income.	GE Asset Management Incorporated (subadvised by SSgA Funds Management, Inc.)

	Small-Cap Value Equity Fund	Seeks long-term growth of capital.	GE Asset Management Incorporated (subadvised by Palisade Capital Management, L.L.C.)

	Total Return Fund	Seeks the highest total return.	GE Asset Management Incorporated

	U.S. Equity Fund	Seeks long-term growth of capital.	GE Asset Management Incorporated

	Value Equity Fund	Seeks long-term growth of capital and furture income.	GE Asset Management Incorporated

GREENWICH STREET SERIES FUND	Salomon Brothers Variable Emerging Growth Fund — Class II	Seeks capital appreciation.	Salomon Brothers Asset Management Inc

JANUS ASPEN SERIES	Balanced Portfolio — Service Shares	Seeks long-term capital growth.	Janus Capital Management LLC

	Capital Appreciation Portfolio — Service Shares	A non-diversified2 portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	Global Life Sciences Portfolio — Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

	Global Technology Portfolio — Service Shares	A non-diversified1 portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	Growth Portfolio — Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

	International Growth Portfolio — Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

	Mid Cap Growth Portfolio — Service Shares (formerly, Aggressive Growth Portfolio)	A non-diversified[1] portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	Worldwide Growth Portfolio — Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

MFS® VARIABLE INSURANCE TRUST	MFS® Investors Growth Stock Series — Service Class Shares	Seeks long-term growth of capital and future income rather than current income.	Massachusetts Financial Services Company (“MFS®”)

	MFS® Investors Trust Series — Service Class Shares	Seeks long-term growth of capital and secondarily reasonable current income.	Massachusetts Financial Services Company (“MFS®”)

[1]	“Standard & Poor’s,” “S&P,” and “S&P 500” are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500® Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.
[2]	A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

	MFS® New Discovery Series —Service Class Shares	Seeks capital appreciation.	Massachusetts Financial Services Company (“MFS®”)

	MFS® Utilities Series — Service Class Shares	Seeks capital growth and current income.	Massachusetts Financial Services Company (“MFS®”)

NATIONS SEPARATE ACCOUNT TRUST	Nations Marsico Growth Portfolio	Seeks long-term growth of capital.	Banc of America Advisors, LLC (subadvised by Marsico Capital)

	Nations Marsico International Opportunities Portfolio	Seeks long-term growth of capital.	Banc of America Advisors, LLC (subadvised by Marsico Capital)

OPPENHEIMER VARIABLE ACCOUNT FUNDS	Oppenheimer Aggressive Growth Fund VA — Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer Global Securities Fund/VA — Service Shares	Seeks long-term capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)	Seeks high total return.	OppenheimerFunds, Inc.

	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

PIMCO VARIABLE INSURANCE TRUST	Foreign Bond Portfolio —Administrative Class Shares	A non-diversified portfolio[1] that seeks to maximize total return consistent with the preservation of capital.	Pacific Investment Management Company LLC

	High Yield Portfolio — Administrative Class Shares	Seeks to maximize total return by primarily investing in “junk bonds.”	Pacific Investment Management Company LLC

	Long-Term U.S. Government Portfolio — Administrative Class Shares	Seeks to maximize total return.	Pacific Investment Management Company LLC

	Total Return Portfolio — Administrative Class Shares	Seeks to maximize total return.	Pacific Investment Management Company LLC

THE PRUDENTIAL SERIES FUND, INC.	Jennison Portfolio — Class II	Seeks long-term growth of capital.	Prudential Management, LLC (subadvised by Jennison Associates LLC)

	Jennison 20/20 Focus Portfolio — Class II	Seeks long-term growth of capital.	Prudential Management, LLC (subadvised by Jennison Associates LLC)

RYDEX VARIABLE TRUST	OTC Fund[2]

A non-diversified[1] portfolio that seeks to provide investment results that correspond to a benchmark for over-the-counter securities by investing primarily in securities of companies included in NASDAQ 100 Index™.

Rydex Global Advisors

[1]	A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.
[2]	The NASDAQ 100 Index™ is an unmanaged index that is a widely recognized indicator of OTC Market performance.

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

SALOMON BROTHERS VARIABLE SERIES FUNDS INC	Salomon Brothers Variable All Cap Fund — Class II	Seeks long-term growth of capital.	Salomon Brothers Asset Management Inc

VAN KAMPEN LIFE INVESTMENT TRUST	Comstock Portfolio — Class II Shares	Seeks capital growth and income.	Van Kampen Asset Management Inc.

	Emerging Growth Portfolio — Class II Shares	Seeks capital appreciation.	Van Kampen Asset Management Inc.

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds, partial withdrawals, to make income payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant.

We may also receive service share fees from some of the Portfolios. These fees are deducted from Portfolio assets, attributable to the contracts and are for the administrative services we provide to those Portfolios. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the contracts, may receive 12b-1 fees deducted from certain Portfolio assets attributable to the contracts for providing distribution and shareholder support services to some of the Portfolios. Because the service share fees and 12b-1 fees are paid out of a Portfolio’s assets on an ongoing basis, over time they will increase the cost of an investment in Portfolio shares.

CHANGES TO THE SEPARATE ACCOUNT AND THE SUBACCOUNTS

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio’s shares should become inappropriate, in the judgment of our management, for the purposes of the contract. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Guarantee Account

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the “1933 Act”), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

You may allocate some or all of your purchase payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with the contract. See the “Charges and Other Deductions” provision in this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods.

However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period (“30 day window”) of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. (See the “Transfers Before the Annuity Commencement Date” provision in this prospectus.) During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period’s interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging Program that would otherwise be credited if not participating in a Dollar Cost Averaging Program. (See the “Dollar Cost Averaging” provision.) Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

Charges and Other Deductions

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and cost of contract benefits through fees and charges imposed under the contracts. See the “Distribution of the Contracts” provision in this prospectus.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

•	processing applications for and issuing the contracts;

•	maintaining records;

•	administering annuity payments;

•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

•	reconciling and depositing cash receipts;

•	providing contract confirmations and periodic statements;

•	providing toll-free inquiry services; and

•	furnishing telephone and internet transaction services.

The risks we assume include:

•	the risk that the death benefit will be greater than the Surrender Value;

•	the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

•	the risk that more owners than expected will qualify for waivers of the surrender charges; and

•	the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

SURRENDER CHARGE

We assess a surrender charge on partial withdrawals and surrenders of purchase payments taken within the first seven years, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis. The surrender charge is as follows:

Number of Full and Partially Completed Years Since We Received the Purchase Payment	Surrender Charge as a Percentage of the Surrendered or Withdrawn Purchase Payment

1	6%
2	6%
3	6%
4	6%
5	5%
6	4%
7 or more	0%

We do not assess the surrender charge on surrenders or partial withdrawals:

•	on amounts representing gain (as defined below);

•	on free withdrawal amounts (as defined below);

•	taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

•	if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

(a)	is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

(b)	is the total of any withdrawals previously taken, including surrender charges assessed;

(c)	is the total of purchase payments made; and

(d)	is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the “free withdrawal amount”). We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the “Optional Payment Plans” provision in this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. The terms and conditions of the waivers are set forth in your contract.

In addition, any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.50% (1.70% when either Annuitant is older than age 70 when the contract is issued) of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.35% (1.55% when either Annuitant is older than age 70 when the contract is issued). These deductions from the Separate Account are reflected in your Contract Value.

OTHER CHARGES

ANNUAL CONTRACT CHARGE

We will deduct an annual charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

CHARGE FOR THE OPTIONAL DEATH BENEFIT RIDER

We charge you for expenses related to the Optional Death Benefit Rider. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Optional Death Benefit Rider among your Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Optional Death Benefit Rider is an annual rate of 0.25% of your Contract Value at the time of the deduction.

CHARGE FOR THE OPTIONAL ENHANCED DEATH BENEFIT RIDER

We charge you for expenses related to the Optional Enhanced Death Benefit Rider to compensate us for the increased risks and expenses associated with providing this death benefit rider. At the beginning of each contract year after the first, we deduct this charge against the average of your Contract Value at the beginning of the previous contract year and your Contract Value at the end of the previous contract year. At surrender, the charge is made against the average of your Contract Value at the beginning of the current contract year and your Contract Value at surrender. The charge at surrender will be a pro rata portion of the annual charge. We currently charge 0.20% of your average Contract Value, however, we reserve the right to charge up to 0.35% of your average Contract Value. We will allocate the charge for the Optional Enhanced Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time.

DEDUCTIONS FOR PREMIUM TAXES

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

OTHER CHARGES AND DEDUCTIONS	Each Portfolio incurs certain fees and expenses. To pay for these expenses, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio’s prospectus.

In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge is at our cost with no profit to us.

ADDITIONAL INFORMATION

We may reduce or eliminate the administrative expense and surrender charges described previously for any particular contract. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with:

(1)	the use of mass enrollment procedures;

(2)	the performance of administrative or sales functions by the employer;

(3)	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees; or

(4)	any other circumstances which reduce distribution or administrative expenses.

We will state the exact amount of administrative expense and surrender charges applicable to a particular contract in that contract.

We may also reduce charges and/or deductions for sales of the contracts to registered representatives who sell the contracts to the extent we realize savings of distribution and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

The Contract

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the “Distribution of the Contracts” provision in this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free “Section 1035” exchange.    Section 1035 of the Code generally permits you to exchange one annuity contract for another in a “tax-free exchange.” Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except of ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

During the Annuitant’s life, you can change any non-natural owner to another non-natural owner.

Before the Annuity Commencement Date, you may change:

•	your Annuity Commencement Date to any date at least ten years after your last purchase payment;

•	your optional payment plan;

•	the allocation of your investments among the Subaccounts and/or the Guarantee Account; and

•	the owner, joint owner, primary beneficiary, and contingent beneficiary upon written notice to our Home Office if you reserved this right and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract. An assignment must occur before the Annuity Commencement Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

PURCHASE PAYMENT

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total  purchase payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 (or $2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts. If a Non-Qualified Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional purchase payment is $100. See the “Annuity Cross Funding Program” provision in this prospectus.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m., Eastern Time) for each day the New York Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE PAYMENTS

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio, and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to up to 10 Subaccounts plus the Guarantee Account at any one time. The percentage of any purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio’s investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice in writing or over the phone. The new allocation will apply to any purchase payments made after we receive notice of the change.

VALUATION OF ACCUMULATION UNITS

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10.00. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any “ex-dividend” date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Transfers

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

You may transfer all or a portion of your assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions. You may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the “Requesting Payments” provision in this prospectus.

TRANSFERS FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the “Dollar Cost Averaging” provision), you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM THE SUBACCOUNTS TO THE GUARANTEE ACCOUNT

We may also restrict certain transfers from the Subaccounts to the Guarantee Account. We reserve the right to prohibit or limit transfers from a Subaccount to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG THE SUBACCOUNTS

You may submit 12 Subaccount transfers each calendar year by U.S. Mail, voice response, internet, telephone or facsimile. Once such 12 Subaccount transfers have been executed a letter will be sent to you notifying you that you may submit additional transfers only in writing by U.S. Mail. Transfer requests sent by same day mail, courier service, internet, telephone or facsimile will not be accepted. If you wish to cancel a written Subaccount transfer, you must also cancel it in writing by U.S. Mail or by overnight delivery service. We will process the cancellation request as of the Valuation Day the cancellation request is received at our Home Office. The restrictions listed above do not apply to any transfers made among the Subaccounts pursuant to a Dollar Cost Averaging program or Portfolio Rebalancing program.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

Sometimes, we may not honor your transfer request. We may not honor your transfer request if:

(1)	any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests;

(2)	the transfer is a result of more than one trade involving the same Subaccount within a 30 day period; or

(3)	the transfer would adversely affect Accumulation Unit values.

We also may not honor transfers made by third parties (see the “Transfers by Third Parties” provision).

If your transfer request is not processed, you will be sent a letter notifying you that your transfer request was not honored. If we do not honor your transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous section. If you still wish to transfer assets to a specified Subaccount, you must contact our Home Office in accordance with the first paragraph of this section.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

TELEPHONE/INTERNET TRANSACTIONS

You may make your first 12 transfers among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us provided we receive written authorization from you at our Home Office to execute such transactions prior to your request. Transactions that can be conducted over the telephone and internet include, but are not limited to:

(1)	the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

(2)	Dollar Cost Averaging; and

(3)	Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:

(1)	requiring you or a third party to provide some form of personal identification before we act on the telephone/internet instructions;

(2)	confirming the telephone/internet transaction in writing to you or a third party you authorized; and/or

(3)	tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and internet transactions.

We may delay making a payment or processing a transfer request if:

(1)	the disposal or valuation of the Separate Account’s assets is not reasonably practicable because the New York Stock Exchange is closed;

(2)	on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

(3)	an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

(4)	the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON RELIABILITY

Please note that the internet or our telephone system may not always be available. Any computer system or telephone system, whether it is yours, your service provider’s, or your registered representative’s, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties who make transfers on behalf of multiple owners, we may not honor such transfers. Also, we will institute procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted. These procedures will not, however, prevent owners from making their own transfer requests.

DOLLAR COST AVERAGING

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

(1)	by electing it on your application;

(2)	by contacting an authorized sales representative; or

(3)	by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

•	on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

•	when the assets in the Subaccount investing in the GE Investments Fund, Inc. — Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or the enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the enhanced Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in enhanced Dollar Cost Averaging as of that Valuation Day.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

Owners considering participating in a Dollar Cost Averaging program should call (800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

PORTFOLIO REBALANCING PROGRAM

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual or annual basis) your assets among the Subaccounts to return to the percentages specified in your allocation instructions. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing agreement. Your percentage allocations must be in whole percentages.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering the Portfolio Rebalancing program at any time and for any reason. Portfolio Rebalancing does not assure a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

You may instruct us to transfer interest earned on your assets in the Guarantee Account to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the “Transfers Before the Annuity Commencement Date” provision in this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

Surrenders and Partial Withdrawals

SURRENDERS AND PARTIAL WITHDRAWALS

We will allow the surrender of your contract or a withdrawal of a portion of the Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

(1)	the Contract Value (after deduction of any charge for an optional rider and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

(2)	any applicable surrender charge; less

(3)	any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We may delay making a payment if:

(1)	the disposal or valuation of the Separate Account’s assets is not reasonably practicable because the New York Stock Exchange is closed;

(2)	on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

(3)	an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

(4)	the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See the “Death Benefit” provision in this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional penalty tax. See the “Federal Tax Matters” provision in this prospectus.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

(1)	termination of employment in the Texas public institutions of higher education;

(2)	retirement;

(3)	death; or

(4)	the participant’s attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Plan, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC WITHDRAWALS

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must complete our Systematic Withdrawal form. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. (See the “Surrender Charge” provision.) We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

•	you may request only one such change in a calendar quarter; and

•	if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the “Requesting Payments” provision in this prospectus.

Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% Federal penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free under the free withdrawal privilege. (See the “Surrender Charge” provision in this prospectus.) Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

There is no charge for participation in the Systematic Withdrawal program, however we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

ANNUITY CROSS FUNDING PROGRAM

This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a Scheduled Purchase Payment Variable Deferred Annuity issued by GE Life and Annuity Assurance Company. We refer to the program as the “Annuity Cross Funding Program” because you systematically withdraw amounts from this annuity contract (referred to as the “Funding Annuity”) to make payments to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

What is the Annuity Cross Funding Program?    Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by us. We will not assess surrender charges on withdrawals that are allocated to the Scheduled Purchase Payment Variable Deferred Annuity as part of the Annuity Cross Funding Program, however, such withdrawals will reduce proportionally any death benefit available. See the “Death Benefit” provision. Systematic Withdrawals that are used in conjunction with the Annuity Cross Funding Program do not count toward the limit that you may withdraw in any contract year pursuant to your free withdrawal privilege.

How does the Annuity Cross Funding Program work?    To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity, must be issued on the same date as the Scheduled Purchase Payment Variable Deferred Annuity and have the same Annuity Commencement Date.

There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from this Funding Annuity cause the Contract Value in this annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the scheduled purchase payments are not completed under the terms of that contract. The actual performance of this Funding Annuity may directly affect the amount of purchase payments that must be allocated to this Funding Annuity in order to make all required Scheduled Installments for the Scheduled Purchase Payment Variable Deferred Annuity Contract. If the Subaccounts of the Funding Annuity

in which you have allocated assets do not perform as anticipated, it may be necessary to make additional purchase payments to either this Funding Annuity or to the Scheduled Purchase Payment Variable Deferred Annuity so that you do not lose your right to Guaranteed Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred Annuity Contract.

The Scheduled Purchase Payment Variable Deferred Annuity is offered by a separate prospectus.    Only variable annuity contracts currently issued by us or one of our affiliated companies and offered for use in an Annuity Cross Funding Program may be purchased as a Funding Annuity. The Scheduled Purchase Payment Variable Deferred Annuity Contract is not offered by this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contract.

Annuity Cross Funding Program — tax treatment of the annuity contracts.    Under an Annuity Cross Funding Program we will treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for Federal tax purposes only if this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for Federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Annuity Commencement Date for this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity once a Cross Funding Program has begun may have adverse tax consequences, and you should consult a tax adviser before making any such change.

Both contracts must have the same owner, joint owner if any, Annuitant, and Joint Annuitant, if any. The beneficiaries need not be the same. Changing any owner, Annuitant, or beneficiary may have adverse tax consequences. You should consult a tax adviser before making such a change.

This contract permits you for a limited period to return it for a refund as described under the “Return Privilege” section of this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity we offer may also provide a return privilege. You may choose to return either this Funding Annuity, the Scheduled Purchase Payment Variable Deferred Annuity, or both contracts in accordance with the applicable return privilege. Returning either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity in accordance with the applicable return privilege without also returning the other contact may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.

Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to the Funding Annuity are not permitted. While surrender charges applicable to this Funding Annuity may decline over certain periods, amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial withdrawal or surrender from the Scheduled Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity may be higher than those applicable to such amounts had they remained invested in this Funding Annuity; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this Funding Annuity.

If you request a partial withdrawal or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial withdrawals or surrenders from either this Funding Annuity contract or the Schedule d Purchase Payment Variable Deferred Annuity Contract will be affected by partial withdrawals or surrenders as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial withdrawals or surrenders from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity while participating in an Annuity Cross Funding Program.

Death benefits will be calculated and paid separately in accordance with the provisions of this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity as the case may be, and as disclosed in the prospectus for the respective contract.

Annuity payments will be calculated and paid according to the provisions of this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase Payment Variable Deferred

Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. You should consult a tax adviser before requesting annuity payments to start under this Funding Annuity and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract and before commuting any annuity payments before the payment date for such payment.

This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program.

The Death Benefit

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE ANNUITY COMMENCEMENT DATE

If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt of due proof of an Annuitant’s death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

(1)	the Basic Death Benefit;

(2)	the Optional Death Benefit; and

(3)	the Optional Enhanced Death Benefit.

We automatically provide the Basic Death Benefit to you. The Optional Death Benefit and the Optional Enhanced Death Benefit are available to you for an additional charge.

The death benefit varies based on:

(1)	the Annuitant’s age on the date the contract was issued;

(2)	the Annuitant’s age on the date of his or her death;

(3)	the number of contract years that elapse from the date the contract is issued until the date of the Annuitant’s death; and

(4)	whether any premium taxes are due at the time the death benefit is paid.

For contracts issued on or after the later of May 15, 2001 or the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at the time the contract is issued, the Basic Death Benefit equals the greatest of:

(a)	the Contract Value as of the date we receive due proof of death of any Annuitant;

(b)

the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant, plus any purchase payments paid since then, adjusted for any partial withdrawals (including any surrender charges and any premium tax assessed); and

(c)	purchase payments accumulated at 5% per contract year until the 80th birthday of the older Annuitant up to a maximum of 200% of purchase payments.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce the death benefit calculated under (b) and (c) proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduce your Contract Value.

If any Annuitant is age 81 or older at issue, the Basic Death Benefit, as of the date we receive due proof of death of any Annuitant, equals the greatest of:

(a)	the Contract Value as the date we receive due proof of death of any Annuitant;

(b)	the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant, plus any purchase payments paid since then, adjusted for any withdrawals and any applicable premium tax; and

(c)	purchase payments less any partial withdrawals (including any surrender charges and any premium tax assessed).

We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium tax assessed) reduces your Contract Value.

Please refer to Appendix A in this prospectus for an example of the death benefit calculation.

For contracts issued prior to May 15, 2001 or the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at issue, the Basic Death Benefit equals the greatest of:

(a)	the Contract Value as of the date we receive due proof of death of any Annuitant;

(b)	the sum of (1) minus (2) plus (3), where

(1)	is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any partial withdrawals (including any surrender charges and any premium tax assessed);

(2)	is the Contract Value on the date of death; and

(3)	is the Contract Value on the date we receive due proof of death; and

(c)	the sum of (1) minus (2) plus (3), where:

(1)	is purchase payments accumulated at 5% per year and credited as of the contract anniversary until the 80th birthday of the older of any Annuitant up to a maximum of 200% of purchase payments;

(2)	is the Contract Value on the date of death; and

(3)	is the Contract Value on the date we receive due proof of death.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce (b)(1) and (c)(1) proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduces your Contract Value.

If any Annuitant is older than age 80 at issue, the Basic Death Benefit is equal to the greatest of:

(a)	the Contract Value as of the date we receive due proof of death of any Annuitant;

(b)	the sum of (1) minus (2) plus (3), where:

(1)	is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any partial withdrawals and any premium tax assessed;

(2)	is the Contract Value on the date of death; and

(3)	is the Contract Value on the date we receive due proof of death; and

(c)	the purchase payments less any partial withdrawals.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce (b)(1) proportionally by the same percentage that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces Contract Value.

We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium tax assessed) reduce your Contract Value.

Please refer to Appendix A for an example of the Basic Death Benefit calculation.

OPTIONAL DEATH BENEFIT

The Optional Death Benefit adds an extra feature to the Basic Death Benefit. Under the Optional Death Benefit, the amount we pay as of the date we receive due proof of death of any Annuitant will be the greater of:

•	the Basic Death Benefit; and

•	the minimum death benefit as of the date we receive due proof of death. The minimum death benefit is the value of purchase payments increased with interest at 6% per contract year up to 200% of purchase payments.

Partial withdrawals for each contract year (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) up to 6% of purchase payments, calculated at the time of each partial withdrawal, reduce the minimum death benefit by the same amount that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces Contract Value.

However, once any partial withdrawal in the current or any prior contract year exceeds 6% of purchase payments made under the contract, all partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) from then on will reduce the minimum death benefit proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduces the Contract Value.

You may only elect the Optional Death Benefit when you apply for a contract. Once elected, the benefit remains in effect while your contract is in force until income payments begin, or until the contract anniversary following the date we receive your request to terminate the benefit. If we receive your request within 30 days following any contract anniversary, you may request that the benefit terminate as of that anniversary.

The Optional Death Benefit may not be available in all states or markets. In addition, to be eligible for this benefit, neither the Annuitant nor the Joint Annuitant (if applicable) may be older than age 75 at the time of issue, unless we approve a different age. We charge an additional amount for this benefit. We guarantee that this charge will not exceed an annual rate of 0.25% of your Contract Value at the time of deduction. See the “Charges for the Optional Death Benefit” provision of this prospectus.

Please refer to Appendix A for an example of the Optional Death Benefit calculation.

OPTIONAL ENHANCED DEATH BENEFIT

The Optional Enhanced Death Benefit (which may be referred to as “GE Earnings Protector®” in our marketing materials) adds an extra feature to our Basic Death Benefit and, if applicable, the Optional Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

(1)	the Contract Value at the beginning of the previous contract year; and

(2)	the Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of the average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the “Charges for the Optional Enhanced Death Benefit” provision.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant(s) at issue. Your optional Enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

(a)	is the Contract Value as of the date we receive due proof of death; and

(b)	purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 70% of purchase payments paid adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

(a)	is the Contract Value on the date we receive due proof of death; and

(b)	purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 40% of purchase payments paid, adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) first from gain and then from purchase payments paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

(a)	is the Contract Value on the Valuation Day we receive your partial withdrawal request;

(b)	is the total of any partial withdrawals, excluding surrender charges, previously taken;

(c)	is the total of purchase payments paid; and

(d)	is the total of any gain previously withdrawn.

Please refer to Appendix A for an example of the Optional Enhanced Death Benefit calculation.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

•	The Optional Enhanced Death Benefit does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no Enhanced Death Benefit being payable.

•	Once you purchase the Optional Enhanced Death Benefit, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Optional Enhanced Death Benefit.

•	Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contracts.

WHEN WE CALCULATE THE DEATH BENEFIT

We will calculate the Basic Death Benefit, Optional Death Benefit, and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE ANNUITY COMMENCEMENT DATE

In certain circumstances, Federal tax law requires that distributions be made under this contract upon the first death of:

• an owner or joint owner, or

• the Annuitant or Joint Annuitant (if the owner is a non-natural entity such as a trust or corporation).

At the death of any owner (or any Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

(1)	owner or joint owners;

(2)	primary beneficiary;

(3)	contingent beneficiary; or

(4)	owner’s estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law’s rules described below.

Distribution rules.    The distributions required by Federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or of the Annuitant, if the contract is owned by a non-natural entity).

•	Spouses — If the designated beneficiary is the surviving spouse of the deceased, the surviving spouse may continue the contract in force with the surviving spouse as the new owner. If the deceased was the Annuitant and there was no surviving Contingent Annuitant, the surviving spouse will automatically become the new Annuitant. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse’s death to the beneficiary named by the surviving spouse. If no beneficiary is named, such payment will be made to the surviving spouse’s estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant’s death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant’s age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the surviving spouse had purchased the contract on the original Contract Date.

•	Non-Spouses — If the designated beneficiary is not the surviving spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

(1)	receive the Surrender Value in a lump sum payment upon receipt of due proof of death (see the “Requesting Payments” provision);

(2)	receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

(3)	apply the Surrender Value to provide a monthly income benefit under optional payment plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either lifetime of the designated beneficiary or a period not exceeding the designated beneficiary’s life expectancy.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse’s death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary’s estate.

Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.

Amount of the proceeds:    The proceeds we pay will vary, in part, based on the person who dies, as shown below:

Person Who Died	Amount of Proceeds Paid

Owner or Joint Owner (who is not an Annuitant)	Surrender Value

Owner or Joint Owner (who is an Annuitant)	Death Benefit

Annuitant	Death Benefit

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF OWNER, JOINT OWNER, OR ANNUITANT AFTER INCOME PAYMENTS BEGIN

After income payments begin, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract.

Income Payments

The Annuity Commencement Date is the date income payments begin, provided the Annuitant is still living on that date. The Annuity Commencement Date may be changed in one year increments up until the time income payments begin. You may change the Annuity Commencement Date to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity Commencement Date. To change the Annuity Commencement Date, send written notice to our Home Office before the Annuity Commencement Date then in effect. We reserve the right to establish a maximum Annuity Commencement Date. If you change the Annuity Commencement Date, the Annuity Commencement Date will then mean the new Annuity Commencement Date you selected. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant’s age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum. (See the “Requesting Payments” provision in this prospectus.)

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract also provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the optional payment plan you choose. These rates vary based on the Annuitant’s settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate. Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) you invest in and the contract’s assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make annuity payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. (See the “Requesting Payments” provision in this prospectus.) Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

•	the amount of your Contract Value on the Annuity Commencement Date;

•	the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

•	the specific payment plan you choose; and

•	if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLANS	The following Optional Payment Plans are available under the contract:

Plan 1 — Life Income with Period Certain.    This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee’s estate, unless otherwise provided.

Plan 2 — Income for a Fixed Period.    This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee’s death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee’s estate, unless otherwise provided.

Plan 3 — Income of a Definite Amount.    This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee’s estate, unless otherwise provided.

Plan 4 — Interest Income.    This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee’s estate unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

Plan 5 — Joint Life and Survivor Income.    This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor’s estate, unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant’s death or on the contract’s Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plans 2, 3 or 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the “Surrenders and Partial Withdrawals” provision. If payments under Optional Payment Plans 2, 3 or 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

VARIABLE INCOME PAYMENTS	The monthly amount of your first variable income payment will equal your Contract Value as of the Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

(a)	is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

(b)	is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. However, we reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Federal Tax Matters

INTRODUCTION

This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a section 401(k) plan.

Tax deferral on earnings.    The Federal income tax law generally does not tax any increase in an owner’s Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

•	an individual must own the contract (or the tax law must treat the contract as owned by an individual);

•	the investments of the Separate Account must be “adequately diversified” in accordance with Internal Revenue Service (“IRS”) regulations;

•	the owner’s right to choose particular investments for a contract must be limited; and

•	the contract’s Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.

Contracts not owned by an individual — no tax deferral and loss of interest deduction.    As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the excess of the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract’s earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else’s ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified.    For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be “adequately diversified.” The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered “adequately diversified.”

Restrictions on the extent to which an owner can direct the investment of assets.    Federal income tax law limits the owner’s right to choose particular investments for the contract. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, an owner’s right to allocate assets among the Portfolios may exceed those limits. If so, the owner would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets.

We do not know what limits the Treasury Department may set forth in any guidance that they may issue or whether any such limits will apply to existing contracts. We therefore reserve the right to modify the contract without the owner’s consent to attempt to prevent the tax law from considering an owner as the owner of the assets of the Separate Account.

Age at which annuity payments must begin.    Federal income tax rules do not expressly identify a particular age by which annuity payments must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payments of the contract’s purchase payments and earnings. If annuity payments begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment.    We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders.    A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your “investment in the contract.” (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract’s Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your “investment in the contract.”

Your “investment in the contract” generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit received due to an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Assignments and pledges.    The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract.    If you transfer ownership of your contract — without receiving full and adequate consideration — to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your “investment in the contract.” In such a case, the new owner’s

“investment in the contract” will be increased to reflect the amount included in your income.

Taxation of annuity payments.    The Code imposes tax on a portion of each annuity payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your “investment in the contract.” We will notify you annually of the taxable amount of your annuity payment.

Pursuant to the Code, you will pay tax on the full amount of your annuity payments once you have recovered the total amount of the “investment in the contract.” If annuity payments cease because of the death of the Annuitant(s) and before the total amount of the “investment in the contract” has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 if the payee is at an advanced age.

Taxation of Cross Funded Annuity Contracts.    You may authorize partial withdrawals from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

(1)	this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

(2)	amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

(3)	if amounts are distributed from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity before the Annuity Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity; and

(4)	distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity beginning on the Annuity Commencement Date will be aggregated and taxed on a pro rata basis.

A portion of each aggregate distribution on or after the Annuity Commencement Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

For Non-Qualified Contracts, if the Annuity Commencement Date of this Funding Annuity is changed so that this annuity and the Scheduled Purchase Payment Variable Deferred Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Code Section 72(e)(11).

Taxation of the death benefit.    We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the contract’s Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Contract’s Annuity Commencement Date:

•	The death benefit is taxed in the same manner as annuity payments if received under an optional payment plan.

•	If not received under an optional payment plan, the death benefit is taxed in the same manner as a surrender.

Taxation of Death Benefit if Paid After the Contract’s Annuity Commencement Date.

•	If received in accordance with the existing optional payment plan, the death benefit is excludible from income to the extent that it does not exceed the unrecovered “investment in the contract.” All annuity payments in excess of the unrecovered “investment in the contract” are includible in income.

•	If received in a lump sum, the tax law imposes tax on the death benefit to the extent that it exceeds the unrecovered “investment in the contract.”

Penalty taxes payable on partial withdrawals, surrenders, or annuity payments.    The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or annuity payments that:

•	you receive on or after you reach age 59 1/2;

•	you receive because you became disabled (as defined in the tax law);

•	are received on or after the death of an owner; or

•	you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.

Special rules if you own more than one contract.    In certain circumstances, you must combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an annuity payment, a surrender, or a partial withdrawal that you must include in income. For example:

•	if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

•	if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

•	the amount of a surrender, a partial withdrawal or an annuity payment that you must include in income; and

•	the amount that might be subject to the penalty tax.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under  Section 1035.

QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called “Qualified Contracts.” We may not offer all of the types of Qualified Contracts described, herein in the future. Prospective purchasers should contact our Home Office to learn the availability of Qualified Contracts at any given time.

The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

Types of Qualified Contracts.    The types of Qualified Contracts currently being offered include:

•	Traditional Individual Retirement Accounts (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual’s gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision like the optional death benefit provisions in the contract comports with IRA qualification requirements.

•

Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½

(subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

•	Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans (“H.R. 10 or Keough plans”) for themselves and their employees.

•	403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59½, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.

Terms of qualified retirement plans and Qualified Contracts.    The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

The death benefit and Qualified Contracts.    Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SIMPLE IRA could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified Contracts.     Although some of the Federal income tax rules are the same for both Qualified and Non- Qualified Contracts, many of the rules are different. For example:

•	the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

•	the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

•	the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract.

The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant’s compensation.

Under most qualified retirement plans, e.g., 403(b) plans and Traditional IRAs, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally age 70 1/2 for Traditional IRAs and SEPs and the later of age 70 1/2 or retirement for other Qualified Contracts. However, these “minimum distribution rules” generally do not apply to a Roth IRA.

Amounts received under Qualified Contracts.    Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create “investment in the contract.” Thus, under many Qualified Contracts there will be no

“investment in the contract” and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions.    The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

•	received on or after the owner reaches age 59 1/2;

•	received on or after the owner’s death or because of the owner’s disability (as defined in the tax law);

•	received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

•	received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to another.    Rollovers and transfers:    In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.

Direct rollovers:    The direct rollover rules apply to certain payments (called “eligible rollover distributions”) from section 401(a) plans, section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs.) The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or annuity payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms. State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

(1)	to your designated beneficiary directly in the form of a check; or

(2)	by establishing an interest bearing account, called the “GE Secure Access Account,” for the designated beneficiary, in the amount of the death benefit.

When establishing the GE Secure Access Account we will send the designated beneficiary a checkbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the GE Secure Access Account.

We may delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

(1)	the disposal or valuation of the Subaccount is not reasonably practicable because:

•	the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account’s assets is not reasonably practicable);

•	the New York Stock Exchange is closed for other than a regular holiday or weekend;

•	trading is restricted by the SEC; or

(2)	the SEC, by order, permits postponement of payment to protect our owners.

We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

Distribution of the Contracts

PRINCIPAL UNDERWRITER

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) (“Capital Brokerage”) is the distributor and principal underwriter of the contracts. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 201 Merritt 7, PO Box 5005, Norwalk, Connecticut 06856-5005. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 (“1934 Act”) as a broker-dealer, and is a member of the NASD.

SALES OF THE CONTRACTS

Capital Brokerage offers the contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage and its registered persons is available at http://www.nasdr.com or by calling (800) 289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage are also licensed as insurance agents in the states in which they do business and are appointed by us.

We pay commissions and other marketing related expenses associated with the promotion and sales of the contracts to Capital Brokerage. The amount of the commission varies but is not expected to exceed approximately 7.0% of your aggregate purchase payments. We may on occasion pay a higher commission for a short period of time as a special promotion. We pay commissions either as a percentage of purchase payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or in some cases, a combination of both. The commission or a portion of it will be returned to us if the contract is surrendered during the first contract year.

When a contract is sold through a registered representative of Capital Brokerage, Capital Brokerage passes through a portion of the sales commission to the registered representative who sold the contract. Because registered representatives of Capital Brokerage are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards.

Capital Brokerage may enter into selling agreements with other broker-dealers (including our affiliate, Terra Securities Corporation) registered under the 1934 Act to sell the contracts. Under these agreements, the commission paid to the broker-dealer is not expected to exceed the amount described above. When a contract is sold through another broker-dealer, Capital Brokerage passes through the entire amount of the sales commission to the selling broker-dealer; that broker-dealer may retain a portion of the commission before it pays the registered representative who sold the contract.

The amount of commissions we pay may vary based on the options that are available under a contract and on the optional benefits an owner elects when he or she purchases the contract. We may offer a range of initial commission and persistency trail commission options (which will take into account, among other things, the length of time purchase payments have been held under the contract, Contract Values and elected features and benefits).

We also may make other payments for services that do not directly involve the sales of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits through fees and charges imposed under the contracts. Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your Contract Value.

Capital Brokerage also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., Federated Insurance Series, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, Greenwich Street Series Fund, Janus Aspen Series, MFS® Variable Investment Trust, Nations Separate Account Trust, Oppenheimer Variable Account Funds, The Prudential Series Fund, Inc., Salomon Brothers Variable Series Fund Inc, and Van Kampen Life Investment Trust.

Additional Information

OWNER QUESTIONS	The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE	Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

GE Life and Annuity Assurance Company

Annuity New Business

6610 West Broad Street

Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER OR SURVIVAL	We may require proof of the age, gender or survival of any person or persons before acting on any applicable contract provision.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC’s website at http://www.sec.gov.

LEGAL PROCEEDINGS

We, like other insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Except for the McBride case described below, which is still in its preliminary stages, and its ultimate outcome, and any effect on us, cannot be determined at this time, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on our Consolidated Financial Statements.

On November 1, 2000, we were named as a defendant in a lawsuit filed in Georgia state court related to the sale of universal life insurance policies (McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co.). On December 1, 2000, we successfully removed the case to the United States District Court for the Middle District of Georgia. The complaint is brought as a class action on behalf of all persons who purchased certain universal life insurance policies from us and alleges improper sales practices in connection with the sale of universal life insurance policies. No class has been certified. On February 27, 2002, the Court denied our motion for summary judgment. We have vigorously denied liability with respect to the plaintiff’s allegations and the ultimate outcome of the McBride litigation cannot be determined at this time. The complaint seeks monetary compensation for premium amounts paid to us allegedly in excess of contractual obligations, other unspecified compensatory damages, punitive damages, a declaration that we cannot collect premiums from contractholders in excess of alleged contractual obligations, and equitable recission rights.

Capital Brokerage Corporation, the principal underwriter, is not engaged in any litigation of any material nature.

Appendix A

The Death Benefit

The example of the Basic Death Benefit is for contracts issued on or after May 15, 2001 or the date on which state insurance authorities approve applicable state modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:    Assuming an owner:

(1)	purchases a contract for $100,000;

(2)	makes no additional purchase payments and takes no partial withdrawals;

(3)	is not subject to premium taxes; and

(4)	the Annuitant is age 75 on the Contract Date then:

Annuitant’s Age	End of Year	Contract Value	Purchase Payments Accumulated at 5%	Basic Death Benefit

76	1	$103,000	$105,000	$105,000
77	2	110,000	110,250	110,250
78	3	80,000	115,763	115,763
79	4	120,000	121,551	121,551
80	5	130,000	127,628	130,000
81	6	150,000	127,628	150,000
82	7	160,000	127,628	160,000
83	8	130,000	127,628	130,000

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

Date	Purchase Payment	Contract Value	Basic Death Benefit

3/31/03	$10,000	$10,000	$10,000
3/31/11		20,000	20,000
3/31/12		14,000	10,000

If a partial withdrawal of $7,000 is made on March 31, 2012, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant’s death. It also assumes that both the Annuitant and Joint Annuitant are younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

The example of the Basic Death Benefit is for contracts issued prior to May 15, 2001 or the date on which state insurance authorities approve applicable contract modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:    Assuming an owner:

(1)	purchases a contract for $100,000;

(2)	makes no additional purchase payments and takes no partial withdrawals;

(3)	is not subject to premium taxes;

(4)	the Annuitant’s age is 75 on the Contract Date; and

(5)	we receive due proof of death on the date of death then:

End of Year	Annuitant’s Age	Contract Value	Purchase Payments Accumulated at 5%	Basic Death Benefit

1	76	$103,000	$105,000	$105,000
2	77	112,000	110,250	112,000
3	78	90,000	115,763	115,763
4	79	135,000	121,551	135,000
5	80	130,000	127,628	135,000
6	81	150,000	127,628	150,000
7	82	125,000	127,628	135,000
8	83	145,000	127,628	145,000

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any surrender charge) reduces your Contract Value. For example:

Date	Purchase Payment	Contract Value	Basic Death Benefit

3/31/03	$10,000	$10,000	$10,000
3/31/11	—	$20,000	$20,000
3/31/12	—	$14,000	$10,000

If a partial withdrawal of $7,000 is made on March 31, 2012, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). (This assumes that the Basic Death Benefit immediately before the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of death (i.e., part “a” under the calculation above). It also assumes that the Annuitant and any Joint Annuitant were both younger than age 80 at issue, that no surrender charge applies, and that no premium tax applies to the partial withdrawal.) This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

OPTIONAL DEATH BENEFIT

The following example shows how the Optional Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that the:

(1)	owner purchases the contract for $100,000;

(2)	contract earns a 0% gross return (-2.69% net of fees for the mortality and expense risk charge, administrative expense charge, Portfolio expenses and the Optional Death Benefit rider);

(3)	owner makes no additional purchase payments;

(4)	owner takes annual partial withdrawals equal to 6% of purchase payments; and

(5)	contract is not subject to premium taxes.

End of Year	Annuitant’s Age	Partial Withdrawal Amount	Contract Value	Optional Death Benefit

	70	—	$100,000	$100,000
1	71	$6,000	$ 91,310	$100,000
2	72	$6,000	$ 82,854	$100,000
3	73	$6,000	$ 74,625	$100,000
4	74	$6,000	$ 66,618	$100,000
5	75	$6,000	$ 58,826	$100,000
6	76	$6,000	$ 51,243	$100,000
7	77	$6,000	$ 43,865	$100,000
8	78	$6,000	$ 36,685	$100,000

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 6% or less of purchase payments annually will reduce the Optional Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $6,000 partial withdrawal is made at the end of year 1, the Optional Death Benefit rider immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 6% of purchase payments in any year will reduce the Optional Death Benefit rider on a pro-rata basis (by the proportion that the partial withdrawal – including any surrender charges and any premium taxes assessed) reduces your Contract Value. For example:

Date	Purchase Payment	Contract Value	Optional Death Benefit

3/31/03	$10,000	$10,000	$10,000
3/31/11	—	$20,000	$20,000
3/31/12	—	$14,000	$10,000

Therefore, if a $7,000 partial withdrawal is made on March 31, 2012, the Optional Death Benefit rider immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). This is true only if the Optional Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant’s death. It also assumes that no surrender charges and no premium taxes apply to the partial withdrawal.

OPTIONAL ENHANCED DEATH BENEFIT

The following example shows how the Optional Enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant’s death.

Date	Purchase Payment	Contract Value	Gain	Death Benefit	Optional Enhanced Death Benefit

8/01/03	100,000	100,000	0	100,000	0
8/01/18		300,000	200,000	300,000	70,000

If the Annuitant’s death and notification of the death occur on 8/01/18, the Optional Enhanced Death Benefit will equal $70,000. We determined this amount by multiplying the “gain” ($200,000) by 40%, which results in an amount of $80,000. However, since the Optional Enhanced Death Benefit under this age scenario cannot exceed 70% of the purchase payments paid ($100,000) under this age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

Appendix B

Some of the Subaccounts invest in Portfolios with a 12b-1 fee or a service share fee. Performance for these Subaccounts may reflect the historical performance of a different class of the Portfolio underlying the Subaccount. With respect to these Subaccounts, performance for time periods before the Portfolios’ 12b-1 or service share fee class introduction is restated to reflect the 12b-1 fee or service share fee. The performance information in this Appendix B is based on information provided by the Portfolios and may reflect fee waivers and expense reimbursements provided by certain Portfolios. We cannot guarantee that these fee waivers and expense reimbursements will continue. See the prospectuses for the Portfolios for additional information.

STANDARDIZED PERFORMANCE DATA

We may advertise the historical total returns for the Subaccounts according to standards established by the SEC. These standards are discussed in the Statement of Additional Information which may be obtained free of charge by contacting our Home Office. The total return for a Subaccount assumes that an investment has been held in the Subaccount for various periods of time including a period measured from the date on which the particular Portfolio was first available in the Separate Account. When available, we will provide the total return for the periods of one, five and ten years, adjusted to reflect current contract and Portfolio charges.

The total return quotations represent the average annual compounded rates of return that an initial investment of $1,000 in that Subaccount would equal as of the last day of each period.

The table below (Table 1) demonstrates the standardized average annual total returns of the Subaccounts for periods of one, five and ten years and from the date on which a particular Portfolio was first available in the Separate Account to December 31, 2002.

Although the contract did not exist during all the periods shown in the table, the returns have been adjusted to reflect current charges imposed under the contract. The total returns shown reflect the deduction of applicable fees and charges assessed under the contract, including fees for the Portfolios. Table 1 assumes that the Annuitant and Joint Annuitant (if applicable) are older than age 70 at the time the contract is issued. Expenses include:

(1)	A mortality and expense risk charge of 1.55% (deducted daily at an effective annual rate of the assets in the Separate Account);

(2)	An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account);

(3)	An annual contract charge of $30 (assumed to be equivalent to 0.1% of the Contract Value); and

(4)	The maximum charge of 0.25% for the Optional Death Benefit rider (an annual rate as a percentage of the Contract Value); and

(5)	The maximum charge of 0.35% for the Optional Enhanced Death Benefit rider (an annual rate as a percentage of the prior year’s average Contract Value).

We assume that you make a complete surrender of the contract and therefore, we deduct a surrender charge. Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Table 1

Standardized Total Returns

(assuming either the Annuitant or the Joint Annuitant is older than age 70 at issue)

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	From the Adoption in Separate Account to 12/31/02	Date of Adoption in Separate Account*

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	-31.60	NA	NA	-31.12	06/30/00
AIM V.I. Growth Fund — Series I Shares	-38.06	NA	NA	-40.76	06/30/00
AIM V.I. Premier Equity Fund — Series I Shares	-37.37	NA	NA	-28.31	06/30/00

AllianceBernstein Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	-29.56	NA	NA	-11.54	06/30/00
Premier Growth Portfolio — Class B	-37.93	NA	NA	-32.18	06/30/00
Quasar Portfolio — Class B	-39.14	NA	NA	-28.61	06/30/00
Technology Portfolio — Class B	NA	NA	NA	-16.79	08/20/02

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	-8.26	NA	NA	-15.46	06/30/00
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	-36.09	NA	NA	-31.15	06/30/00

Eaton Vance Variable Trust

VT Floating-Rate Income Fund	NA	NA	NA	-6.74	06/28/02
VT Worldwide Health Sciences Fund	NA	NA	NA	-12.36	06/28/02

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	-6.59	-3.98	NA	2.75	01/04/95
Federated International Small Company Fund II	-24.88	NA	NA	-30.47	06/30/00

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	-24.56	-3.39	6.84	7.36	05/02/88
VIP Growth Portfolio — Service Class 2	-37.40	-4.10	5.53	7.53	05/02/88

Fidelity Variable Insurance Products Fund (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	-17.18	0.05	NA	9.29	01/04/95

Fidelity Variable Insurance Products Fund (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	-24.26	-2.98	NA	1.20	05/01/97
VIP III Mid Cap Portfolio — Service Class 2	-17.6	NA	NA	-7.44	06/30/02

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	From the Adoption in Separate Account to 12/31/02	Date of Adoption in Separate Account*

GE Investments Funds, Inc.

Income Fund	1.87	3.51	NA	3.34	12/12/97
Mid-Cap Value Equity Fund	-21.25	-0.13	NA	4.96	05/01/97
Money Market Fund**	-6.35	1.04	1.98	2.48	05/02/88
Premier Growth Equity Fund	-28.33	NA	NA	-9.93	05/03/99
Real Estate Securities Fund	-9.11	0.38	NA	8.71	05/01/95
S&P 500® Index Fund	-29.65	-4.36	6.62	7.69	05/02/88
Small-Cap Value Equity Fund	-21.34	NA	NA	-1.49	06/30/00
Total Return Fund	-16.89	0.81	6.50	7.22	05/02/88
U.S. Equity Fund	-26.62	NA	NA	-4.75	05/01/98
Value Equity Fund	-24.96	NA	NA	-15.73	06/30/00

Janus Aspen Series

Balanced Portfolio — Service Shares	-14.31	4.80	NA	8.90	10/02/95
Capital Appreciation Portfolio — Service Shares	-23.36	3.53	NA	7.35	05/01/97
Global Life Sciences Portfolio — Service Shares	-36.68	NA	NA	-18.82	05/01/00
Global Technology Portfolio — Service Shares	-47.80	NA	NA	-47.43	05/01/00
Growth Portfolio — Service Shares	-33.91	-5.36	NA	3.97	09/13/93
International Growth Portfolio — Service Shares	-32.97	-3.33	NA	2.55	05/01/96
Mid Cap Growth Portfolio — Service Shares (formerly, Aggressive Growth Portfolio)	-35.28	-5.91	NA	4.29	09/13/93
Worldwide Growth Portfolio — Service Shares	-32.92	-3.14	NA	7.35	09/13/93

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	-34.88	NA	NA	-30.2	06/30/00
MFS® Investors Trust Series — Service Class Shares	-28.47	NA	NA	-20.66	06/30/00
MFS® New Discovery Series — Service Class Shares	-38.88	NA	NA	-24.62	06/30/00
MFS® Utilities Series — Service Class Shares	-30.18	NA	NA	-23.71	06/30/00

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA — Service Shares	-35.21	-5.52	3.91	6.45	05/02/88
Oppenheimer Capital Appreciation Fund/VA — Service Shares	-34.29	-1.37	7.21	7.94	05/02/88
Oppenheimer Global Securities Fund/VA — Service Shares	-29.65	NA	NA	-21.15	06/30/00
Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)	-26.39	NA	NA	-20.43	06/30/00
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	NA	NA	NA	-23.00	06/28/02

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	0.21	NA	NA	3.48	06/30/00
High Yield Portfolio — Administrative Class Shares	-8.96	NA	NA	-4.34	06/30/00
Long-Term U.S. Government Portfolio — Administrative Class Shares	9.40	NA	NA	9.43	06/30/00
Total Return Portfolio — Administrative Class Shares	1.08	NA	NA	4.93	06/30/00

The Prudential Series Fund, Inc.

Jennison Portfolio — Class II	-38.25	NA	NA	-32.03	05/10/01

Rydex Variable Trust

OTC Fund	-45.76	NA	NA	-50.35	06/30/00

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	NA	NA	NA	-25.67	05/01/02
Emerging Growth Portfolio — Class II Shares	NA	NA	NA	-33.43	05/01/02

*	Date on which a particular Portfolio was first available in the Separate Account. As the Separate Account is also used for other variable annuities offered by the Company, this date may be different from the date the Portfolio was first available in the product. Returns for a period of less than one year are not annualized.

**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund than its total return.

The following Portfolios were added to the Separate Account on May 1, 2003. Therefore, no Standardized Performance information is available:

AIM Variable Insurance Funds — AIM V.I. Basic Value Fund — Series II Shares

Federated Insurance Series — Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund III — VIP III Dynamic Capital Appreciation Portfolio — Service Class 2

Greenwich Street Series Fund — Salomon Brothers Variable Emerging Growth Fund — Class II

Nations Separate Account Trust — Nations Marsico Growth Portfolio

Nations Separate Account Trust — Nations Marsico International Opportunities Portfolio

The Prudential Series Fund, Inc. — Jennison 20/20 Focus Portfolio — Class II

Salomon Brothers Variable Series Funds Inc — Salomon Brothers Variable All Cap Fund — Class II

Although the contract did not exist during all the periods shown in the table, the returns have been adjusted to reflect current charges imposed under the contract. The total returns shown reflect the deduction of applicable fees and charges assessed under the contract, including fees for the Portfolios. Table 2 assumes that the Annuitant and Joint Annuitant (if applicable) are age 70 or younger at the time the contract is issued. Expenses include:

(1)	A mortality and expense risk charge of 1.35% (deducted daily at an effective annual rate of the assets in the Separate Account);

(2)	An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account);

(3)	An annual contract charge of $30 (assumed to be equivalent to 0.1% of the Contract Value); and

(4)	The maximum charge of 0.25% for the Optional Death Benefit (an annual rate as a percentage of the Contract Value); and

(5)	The maximum charge of 0.35% for the Optional Enhanced Death Benefit (an annual rate as a percentage of the prior year’s average Contract Value).

We assume that you make a complete surrender of the contract and therefore, we deduct a surrender charge. Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Table 2

Standardized Total Returns

(assuming each Annuitant age 70 or younger at issue)

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	From the Adoption in Separate Account to 12/31/02	Date of Adoption in Separate Account*

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	-31.45	NA	NA	-30.96	06/30/00
AIM V.I. Growth Fund — Series I Shares	-37.93	NA	NA	-40.62	06/30/00
AIM V.I. Premier Equity Fund — Series I Shares	-37.23	NA	NA	-28.14	06/30/00

AllianceBernstein Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	-29.40	NA	NA	-11.35	06/30/00
Premier Growth Portfolio — Class B	-37.80	NA	NA	-32.02	06/30/00
Quasar Portfolio — Class B	-39.00	NA	NA	-28.44	06/30/00
Technology Portfolio — Class B	NA	NA	NA	-16.72	08/20/02

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	-8.06	NA	NA	-15.28	06/30/00
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	NA	NA	NA	-6.30	06/28/02

Eaton Vance Variable Trust

VT Floating-Rate Income Fund	NA	NA	NA	-6.64	06/28/02
VT Worldwide Health Sciences Fund	NA	NA	NA	-12.26	06/28/02

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	-6.39	-3.77	NA	2.96	01/04/95
Federated International Small Company Fund II	-24.71	NA	NA	-30.31	06/30/00

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	-24.39	-3.19	7.06	7.58	05/02/88
VIP Growth Portfolio — Service Class 2	-37.26	-3.89	5.74	7.75	05/02/88

Fidelity Variable Insurance Products Fund (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	-17.00	0.27	NA	9.51	01/04/95

Fidelity Variable Insurance Products Fund (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	-24.09	-2.77	NA	1.42	05/01/97
VIP III Mid Cap Portfolio — Service Class 2	-17.42	NA	NA	-7.24	06/30/00

GE Investments Funds, Inc.

Income Fund	2.09	3.73	NA	3.56	12/12/97
Mid-Cap Value Equity Fund	-21.08	0.09	NA	5.18	05/01/97
Money Market Fund**	-6.15	1.25	2.19	2.69	05/02/88
Premier Growth Equity Fund	-28.17	NA	NA	-9.73	05/03/99
Real Estate Securities Fund	-8.91	0.60	NA	8.93	05/01/95
S&P 500® Index Fund	-29.50	-4.15	6.84	7.91	05/02/88
Small-Cap Value Equity Fund	-21.17	NA	NA	-1.27	06/30/00
Total Return Fund	-16.71	1.03	6.71	7.44	05/02/88
U.S. Equity Fund	-26.46	NA	NA	-4.54	05/01/98
Value Equity Fund	-24.80	NA	NA	-15.54	06/30/00

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	From the Adoption in Separate Account to 12/31/02	Date of Adoption in Separate Account*

Janus Aspen Series

Balanced Portfolio — Service Shares	-14.13	5.02	NA	9.12	10/02/95
Capital Appreciation Portfolio — Service Shares	-23.19	3.75	NA	7.57	05/01/97
Global Life Sciences Portfolio — Service Shares	-36.54	NA	NA	-18.64	05/01/00
Global Technology Portfolio — Service Shares	-47.68	NA	NA	-47.29	05/01/00
Growth Portfolio — Service Shares	-33.76	-5.15	NA	4.18	09/13/93
International Growth Portfolio — Service Shares	-32.82	-3.13	NA	2.76	05/01/96
Mid Cap Growth Portfolio — Service Shares (formerly, Aggressive Growth Portfolio)	-35.14	-5.70	NA	4.50	09/13/93
Worldwide Growth Portfolio — Service Shares	-32.77	-2.94	NA	7.57	09/13/93

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	-34.74	NA	NA	-30.04	06/30/00
MFS® Investors Trust Series — Service Class Shares	-28.31	NA	NA	-20.49	06/30/00
MFS® New Discovery Series — Service Class Shares	-38.74	NA	NA	-24.45	06/30/00
MFS® Utilities Series — Service Class Shares	-30.03	NA	NA	-23.54	06/30/00

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA — Service Shares	-35.07	-5.31	4.12	6.66	05/02/88
Oppenheimer Capital Appreciation Fund/VA — Service Shares	-34.14	-1.16	7.43	8.16	05/02/88
Oppenheimer Global Securities Fund/VA — Service Shares	-29.50	NA	NA	-20.97	06/30/00
Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)	-26.23	NA	NA	-20.25	06/30/00
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	NA	NA	NA	-22.92	06/28/02

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	0.43	NA	NA	3.70	06/30/00
High Yield Portfolio — Administrative Class Shares	-8.76	NA	NA	-4.14	06/30/00
Long-Term U.S. Government Portfolio — Administrative Class Shares	9.63	NA	NA	9.66	06/30/00
Total Return Portfolio — Administrative Class Shares	1.29	NA	NA	5.16	06/30/00

The Prudential Series Fund, Inc.

Jennison Portfolio — Class II	-38.12	NA	NA	-31.88	05/10/01

Rydex Variable Trust

OTC Fund	-45.64	NA	NA	-50.21	06/30/00

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	NA	NA	NA	-25.56	05/01/02
Emerging Growth Portfolio — Class II Shares	NA	NA	NA	-33.33	05/01/02

*	Date on which a particular Portfolio was first available in the Separate Account. As the Separate Account is also used for other variable annuities offered by the Company, this date may be different from the date the Portfolio was first available in the product. Returns for a period of less than one year are not annualized.

**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund than its total return.

The following Portfolios were added to the Separate Account on May 1, 2003. Therefore, no Standardized Performance information is available:

AIM Variable Insurance Funds — AIM V.I. Basic Value Fund — Series II Shares

Federated Insurance Series — Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund III — VIP III Dynamic Capital Appreciation Portfolio — Service Class 2

Greenwich Street Series Fund — Salomon Brothers Variable Emerging Growth Fund — Class II

Nations Separate Account Trust — Nations Marsico Growth Portfolio

Nations Separate Account Trust — Nations Marsico International Opportunities Portfolio

The Prudential Series Fund, Inc. — Jennison 20/20 Focus Portfolio — Class II

Salomon Brothers Variable Series Funds Inc — Salomon Brothers Variable All Cap Fund — Class II

NON-STANDARDIZED PERFORMANCE DATA	In addition to the performance data discussed above, we may also show similar performance data for other periods.

We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the Subaccounts. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial withdrawals or income payments.

Non-standardized performance data will be advertised only if we also disclose the standardized performance data as shown in Tables 1 and 2.

We may disclose historic performance data for the Portfolios since their inception reduced by some or all of the fees and charges under the contract. Such non-standardized performance includes data that precedes the date on which a particular Portfolio was first available in the Separate Account. This data is designed to show the performance that would have resulted if the contract had been in existence during that time, based on the Portfolio’s performance. This data assumes that the Subaccounts available under the contract were in existence for the same period as the Portfolio with the charges equal to those currently assessed in the contract, including charges for the Portfolios.

Table 3 below reflects the non-standardized average annual total returns of the Subaccounts for one, five and ten periods from the time the Portfolios were declared effective by the SEC until December 31, 2002. The method of calculation used is described in the Statement of Additional Information, which may be obtained free of charge by contacting our Home Office.

The total returns of the Portfolios have been reduced by the Separate Account charges, as if the contract had been in existence since the inception of the Portfolios. Table 3 assumes that the Annuitant and Joint Annuitant (if applicable) are older than age 70 at the time the contract is issued. Expenses include:

(1)	A mortality and expense risk charge of 1.55% (deducted daily at an effective annual rate of the assets in the Separate Account);

(2)	An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account); and

(3)	An annual contract charge of $30 (assumed to be equivalent to 0.1% of the Contract Value).

The charge for the Optional Death Benefit, the Optional Enhanced Death Benefit and premium taxes are not included in the calculations. If these charges were included, the performance numbers shown would be lower. We do however, assume that you surrender contract, and therefore, surrender charges are assumed. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Table 3

Non-Standardized Total Returns

(assuming surrender at the end of the applicable time period and either Annuitant over age 70 at issue)

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	Portfolio Inception Date*

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	-31.12	-5.10	NA	05/05/93
AIM V.I. Growth Fund — Series I Shares	-37.62	-11.08	NA	05/05/93
AIM V.I. Premier Equity Fund — Series I Shares	-36.92	-5.03	NA	05/05/93

AllianceBernstein Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	-29.07	0.73	8.92	01/14/91
Premier Growth Portfolio — Class B	-37.49	-4.35	7.06	06/26/92
Quasar Portfolio — Class B	-38.69	-12.33	NA	08/05/96
Technology Portfolio — Class B	-48.26	-3.33	NA	01/11/96

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	-7.67	NA	NA	12/15/99
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	-35.63	-6.69	NA	10/15/93

Eaton Vance Variable Trust

VT Floating-Rate Income Fund	-6.89	NA	NA	05/02/01
VT Worldwide Health Sciences Fund	-36.49	NA	NA	05/02/01

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	-5.99	-3.36	NA	03/01/94
Federated International Small Company Fund II	-24.36	NA	NA	05/01/00

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	-24.04	-2.78	7.48	10/09/86
VIP Growth Portfolio — Service Class 2	-36.95	-3.48	6.16	10/09/86

Fidelity Variable Insurance Products Fund (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	-16.63	0.68	NA	01/03/95

Fidelity Variable Insurance Products Fund (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	-23.74	-2.36	NA	12/31/96
VIP III Mid Cap Portfolio — Service Class 2	-17.04	NA	NA	12/28/98

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	Portfolio Inception Date*

GE Investments Funds, Inc.

Income Fund	2.51	4.15	NA	01/02/95
Mid-Cap Value Equity Fund	-20.72	0.50	NA	05/01/97
Money Market Fund**	-5.75	1.67	2.59	06/30/85
Premier Growth Equity Fund	-27.84	2.12	NA	12/12/97
Real Estate Securities Fund	-8.52	1.02	NA	05/01/95
S&P 500® Index Fund	-29.17	-3.74	7.25	04/14/85
Small-Cap Value Equity Fund	-20.81	NA	NA	05/01/00
Total Return Fund	-16.34	1.44	7.13	07/01/85
U.S. Equity Fund	-26.12	-1.12	NA	01/02/95
Value Equity Fund	-24.45	NA	NA	05/01/00

Janus Aspen Series

Balanced Portfolio — Service Shares	-13.75	5.45	NA	09/13/93
Capital Appreciation Portfolio — Service Shares	-22.84	4.18	NA	05/01/97
Global Life Sciences Portfolio — Service Shares	-36.22	NA	NA	01/15/00
Global Technology Portfolio — Service Shares	-47.40	NA	NA	01/15/00
Growth Portfolio — Service Shares	-33.44	-4.74	NA	09/13/93
International Growth Portfolio — Service Shares	-32.49	-2.71	NA	05/02/94
Mid Cap Growth Portfolio — Service Shares (formerly, Aggressive Growth Portfolio)	-34.81	-5.28	NA	09/13/93
Worldwide Growth Portfolio — Service Shares	-32.45	-2.52	NA	09/13/93

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	-34.42	NA	NA	05/03/99
MFS® Investors Trust Series — Service Class Shares	-27.97	-5.80	NA	10/09/95
MFS® New Discovery Series — Service Class Shares	-38.43	NA	NA	04/29/98
MFS® Utilities Series — Service Class Shares	-29.69	-3.70	NA	01/03/95

Oppenheimer Variable Account Trust

Oppenheimer Aggressive Growth Fund/VA — Service Shares	-34.75	-4.90	4.53	08/15/86
Oppenheimer Capital Appreciation Fund/VA — Service Shares	-33.82	-0.74	7.85	04/03/85
Oppenheimer Global Securities Fund/VA — Service Shares	-29.16	2.59	9.80	11/12/90
Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)	-25.89	-7.32	NA	07/05/95
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	-22.84	NA	NA	05/01/98

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	0.84	NA	NA	02/16/99
High Yield Portfolio — Administrative Class Shares	-8.37	NA	NA	04/30/98
Long-Term U.S. Government Portfolio — Administrative Class Shares	10.07	NA	NA	04/30/99
Total Return Portfolio — Administrative Class Shares	1.71	3.98	NA	12/24/97

The Prudential Series Fund, Inc.

Jennison Portfolio — Class II	-37.81	NA	NA	02/09/00

Rydex Variable Trust

OTC Fund	-45.35	-5.03	NA	05/07/97

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	-26.29	NA	NA	04/30/99
Emerging Growth Portfolio — Class II Shares	-39.27	0.20	NA	07/03/95

*	Date on which a particular Portfolio was declared effective by the SEC; this date may be different from the date the Portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.

**	Yield more closely reflects current earnings of the GE Investments Funds, Inc.—Money Market Fund than its total return.

The following Portfolios were added to the Separate Account on May 1, 2003. Therefore, no Non-Standardized Performance information is available:

AIM Variable Insurance Funds — AIM V.I. Basic Value Fund — Series II Shares

Federated Insurance Series — Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund III — VIP III Dynamic Capital Appreciation Portfolio — Service Class 2

Greenwich Street Series Fund — Salomon Brothers Variable Emerging Growth Fund — Class II

Nations Separate Account Trust — Nations Marsico Growth Portfolio

Nations Separate Account Trust — Nations Marsico International Opportunities Portfolio

The Prudential Series Fund, Inc. — Jennison 20/20 Focus Portfolio — Class II

Salomon Brothers Variable Series Funds Inc — Salomon Brothers Variable All Cap Fund — Class II

NON-STANDARDIZED PERFORMANCE DATA

Table 4 below reflects the non-standardized average annual total returns of the Subaccounts for one, five and ten year periods from the time the Portfolios were declared effective by the SEC until December 31, 2002. The method of calculation used is described in the Statement of Additional Information, which may be obtained free of charge.

The total returns of the Portfolios have been reduced by the Separate Account charges, as if the contract had been in existence since the inception of the Portfolios. Table 4 assumes that the Annuitant and Joint Annuitant (if applicable) are age 70 or younger at the time the contract is issued. Expenses include:

(1)	A mortality and expense risk charge of 1.35% (deducted daily at an effective annual rate of the assets in the Separate Account);

(2)	An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account); and

(3)	An annual contract charge of $30 (assumed to be equivalent to 0.1% of the Contract Value).

The charge for the Optional Death Benefit, the Optional Enhanced Death Benefit and premium taxes are not included in the calculations. If these charges were included, the performance numbers shown would be lower. We do however, assume that you surrender contract and therefore, surrender charges are assumed. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Table 4

Non-Standardized Total Returns

(assuming surrender at the end of the applicable time period and each Annuitant age 70 or younger at issue)

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	Portfolio Inception Date*

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	-30.97	-4.90	NA	05/05/93
AIM V.I. Growth Fund — Series I Shares	-37.48	-10.88	NA	05/05/93
AIM V.I. Premier Equity Fund — Series I Shares	-36.78	-4.83	NA	05/05/93

AllianceBernstein Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	-28.91	0.94	9.14	01/14/91
Premier Growth Portfolio — Class B	-37.35	-4.14	7.28	06/26/92
Quasar Portfolio — Class B	-38.55	-12.14	NA	08/05/96
Technology Portfolio — Class B	-48.14	-3.12	NA	01/11/96

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	-7.47	NA	NA	12/15/99
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	-35.48	-6.49	NA	10/15/93

Eaton Vance Variable Trust

VT Floating-Rate Income Fund	-6.69	NA	NA	05/02/01
VT Worldwide Health Sciences Fund	-36.35	NA	NA	05/02/01

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	-5.79	-3.15	NA	03/01/94
Federated International Small Company Fund II	-24.20	NA	NA	05/01/00

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	-23.88	-2.57	7.69	10/09/86
VIP Growth Portfolio — Service Class 2	-36.81	-3.28	6.37	10/09/86

Fidelity Variable Insurance Products Fund (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	-16.45	0.90	NA	01/03/95

Fidelity Variable Insurance Products Fund (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	-23.58	-2.15	NA	12/31/96
VIP III Mid Cap Portfolio — Service Class 2	-16.86	NA	NA	12/28/98

GE Investments Funds, Inc.

Income Fund	2.73	4.37	NA	01/02/95
Mid-Cap Value Equity Fund	-20.54	0.72	NA	05/01/97
Money Market Fund**	-5.55	1.89	2.80	06/30/85
Premier Growth Equity Fund	-27.68	2.33	NA	12/12/97
Real Estate Securities Fund	-8.32	1.23	NA	05/01/95
S&P 500® Index Fund	-29.01	-3.54	7.47	04/14/85
Small-Cap Value Equity Fund	-20.63	NA	NA	05/01/00
Total Return Fund	-16.16	1.66	7.35	07/01/85
U.S. Equity Fund	-25.96	-0.91	NA	01/02/95
Value Equity Fund	-24.29	NA	NA	05/01/00

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	Portfolio Inception Date*

Janus Aspen Series

Balanced Portfolio — Service Shares	-13.57	5.67	NA	09/13/93
Capital Appreciation Portfolio — Service Shares	-22.67	4.40	NA	05/01/97
Global Life Sciences Portfolio — Service Shares	-36.08	NA	NA	01/15/00
Global Technology Portfolio — Service Shares	-47.28	NA	NA	01/15/00
Growth Portfolio — Service Shares	-33.29	-4.54	NA	09/13/93
International Growth Portfolio — Service Shares	-32.35	-2.50	NA	05/02/94
Mid Cap Growth Portfolio — Service Shares (formerly, Aggressive Growth Portfolio)	-34.67	-5.08	NA	09/13/93
Worldwide Growth Portfolio — Service Shares	-32.30	-2.31	NA	09/13/93

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	-34.27	NA	NA	05/03/99
MFS® Investors Trust Series — Service Class Shares	-27.82	-5.59	NA	10/09/95
MFS® New Discovery Series — Service Class Shares	-38.29	NA	NA	04/29/98
MFS® Utilities Series — Service Class Shares	-29.53	-3.49	NA	01/03/95

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA — Service Shares	-34.60	-4.69	4.74	08/15/86
Oppenheimer Capital Appreciation Fund/VA — Service Shares	-33.67	-0.53	8.07	04/03/85
Oppenheimer Global Securities Fund/VA — Service Shares	-29.01	2.81	10.03	11/12/90
Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)	-25.73	-7.12	NA	07/05/95
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	-22.67	NA	NA	05/01/98

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	1.06	NA	NA	02/16/99
High Yield Portfolio — Administrative Class Shares	-8.17	NA	NA	04/30/98
Long-Term U.S. Government Portfolio — Administrative Class Shares	10.30	NA	NA	04/30/99
Total Return Portfolio — Administrative Class Shares	1.93	4.20	NA	12/24/97

The Prudential Series Fund, Inc.

Jennison Portfolio — Class II	-37.67	NA	NA	02/09/00

Rydex Variable Trust

OTC Fund	-45.23	-4.83	NA	05/07/97

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	-26.12	NA	NA	04/30/99
Emerging Growth Portfolio — Class II Shares	-39.13	0.41	NA	07/03/95

*	Date on which a particular Portfolio was declared effective by the SEC; this date may be different from the date the Portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.

**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund than its total return.

The following Portfolios were added to the Separate Account on May 1, 2003. Therefore, no Standardized Performance information is available:

AIM Variable Insurance Funds — AIM V.I. Basic Value Fund — Series II Shares

Federated Insurance Series — Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund III — VIP III Dynamic Capital Appreciation Portfolio — Service Class 2

Greenwich Street Series Fund — Salomon Brothers Variable Emerging Growth Fund — Class II

Nations Separate Account Trust — Nations Marsico Growth Portfolio

Nations Separate Account Trust — Nations Marsico International Opportunities Portfolio

The Prudential Series Fund, Inc. — Jennison 20/20 Focus Portfolio — Class II

Salomon Brothers Variable Series Funds Inc — Salomon Brothers Variable All Cap Fund — Class II

NON-STANDARDIZED PERFORMANCE DATA

Table 5 below reflects the non-standardized average annual total returns of the Subaccounts for one, five and ten year periods from the time the Portfolios were declared effective by the SEC until December 31, 2002. The method of calculation used is described in the Statement of Additional Information, which may be obtained free of charge.

The total returns of the Portfolios have been reduced by the Separate Account charges, as if the contract had been in existence since the inception of the Portfolios. Table 5 assumes that the Annuitant and Joint Annuitant (if applicable) are older than age 70 at the time the contract is issued. Expenses include:

(1)	A mortality and expense risk charge of 1.55% (deducted daily at an effective annual rate of the assets in the Separate Account);

(2)	An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account); and

(3)	An annual contract charge of $30 (assumed to be equivalent to 0.1% of the Contract Value).

The charge for the Optional Death Benefit, the Optional Enhanced Death Benefit and premium taxes are not included in the calculations. In addition, we assume that you do not surrender contract and therefore, no surrender charges are assumed. If these charges were included, the performance numbers shown would be lower. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Table 5

Non-Standardized Total Returns

(assuming no surrender at the end of the applicable time period and either Annuitant over age 70 at issue)

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	Portfolio Inception Date*

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	-25.72	-4.02	NA	05/05/93
AIM V.I. Growth Fund — Series I Shares	-32.22	-9.68	NA	05/05/93
AIM V.I. Premier Equity Fund — Series I Shares	-31.52	-3.95	NA	05/05/93

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	Portfolio Inception Date*

AllianceBernstein Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	-23.67	1.58	8.92	01/14/91
Premier Growth Portfolio — Class B	-32.09	-3.30	7.06	06/26/92
Quasar Portfolio — Class B	-33.29	-10.86	NA	05/05/96
Technology Portfolio — Class B	-42.86	-2.32	NA	01/11/96

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	-2.27	NA	NA	12/15/99
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	-30.23	-5.53	NA	10/15/93

Eaton Vance Variable Trust

VT Floating-Rate Income Fund	-1.49	NA	NA	05/02/01
VT Worldwide Health Sciences Fund	-31.09	NA	NA	05/02/01

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	-0.59	-2.35	NA	03/01/94
Federated International Small Company Fund II	-18.96	NA	NA	05/01/00

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	-18.64	-1.79	7.48	10/09/86
VIP Growth Portfolio — Service Class 2	-31.55	-2.47	6.16	10/09/86

Fidelity Variable Insurance Products Fund (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	-11.23	1.54	NA	01/03/95

Fidelity Variable Insurance Products Fund (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	-18.34	-1.39	NA	12/31/96
VIP III Mid Cap Portfolio — Service Class 2	-11.64	NA	NA	12/28/98

GE Investments Funds, Inc.

Income Fund	7.91	4.90	NA	01/02/95
Mid-Cap Value Equity Fund	-15.32	1.37	NA	05/01/97
Money Market Fund**	-0.35	2.50	2.59	06/30/85
Premier Growth Equity Fund	-22.44	2.93	NA	12/12/97
Real Estate Securities Fund	-3.12	1.87	NA	05/01/95
S&P 500® Index Fund	-23.77	-2.72	7.25	04/14/85
Small-Cap Value Equity Fund	-15.41	NA	NA	05/01/00
Total Return Fund	-10.94	2.28	7.13	07/01/85
U.S. Equity Fund	-20.72	-0.20	NA	01/02/95
Value Equity Fund	-19.05	NA	NA	05/01/00

Janus Aspen Series

Balanced Portfolio — Service Shares	-8.35	6.17	NA	09/13/93
Capital Appreciation Portfolio — Service Shares	-17.44	4.93	NA	05/01/97
Global Life Sciences Portfolio — Service Shares	-30.82	NA	NA	01/15/00
Global Technology Portfolio — Service Shares	-42.00	NA	NA	01/15/00
Growth Portfolio — Service Shares	-28.04	-3.67	NA	09/13/93
International Growth Portfolio — Service Shares	-27.09	-1.73	NA	05/02/94
Mid Cap Growth Portfolio — Service Shares (formerly, Aggressive Growth Portfolio)	-29.41	-4.19	NA	09/13/93
Worldwide Growth Portfolio — Service Shares	-27.05	-1.54	NA	09/13/93

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	-29.02	NA	NA	05/03/99
MFS® Investors Trust Series — Service Class Shares	-22.57	-4.68	NA	10/09/95
MFS® New Discovery Series — Service Class Shares	-33.03	NA	NA	04/29/98
MFS® Utilities Series — Service Class Shares	-24.29	-2.68	NA	01/03/95

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	Portfolio Inception Date*

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA — Service Shares	-29.35	-3.82	4.53	08/15/86
Oppenheimer Capital Appreciation Fund/VA — Service Shares	-28.42	0.17	7.85	04/03/85
Oppenheimer Global Securities Fund/VA — Service Shares	-23.76	3.39	9.80	11/12/90
Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)	-20.49	-6.13	NA	07/05/95
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	-17.44	NA	NA	05/01/98

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	6.24	NA	NA	02/16/99
High Yield Portfolio — Administrative Class Shares	-2.97	NA	NA	04/30/98
Long-Term U.S. Government Portfolio — Administrative Class Shares	15.47	NA	NA	04/30/99
Total Return Portfolio — Administrative Class Shares	7.11	4.73	NA	12/24/97

The Prudential Series Fund, Inc.

Jennison Portfolio — Class II	-32.41	NA	NA	02/09/00

Rydex Variable Trust

OTC Fund	-39.95	-3.95	NA	05/07/97

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	-20.89	NA	NA	04/30/99
Emerging Growth Portfolio — Class II Shares	-33.87	1.07	NA	07/03/95

*	Date on which a particular Portfolio was declared effective by the SEC; this date may be different from the date the Portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.

**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund than its total return.

The following Portfolios were added to the Separate Account on May 1, 2003. Therefore, no Non-Standardized Performance information is available:

AIM Variable Insurance Funds — AIM V.I. Basic Value Fund — Series II Shares

Federated Insurance Series — Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund III — VIP III Dynamic Capital Appreciation Portfolio — Service Class 2

Greenwich Street Series Fund — Salomon Brothers Variable Emerging Growth  Fund — Class II

Nations Separate Account Trust — Nations Marsico Growth Portfolio

Nations Separate Account Trust — Nations Marsico International Opportunities Portfolio

The Prudential Series Fund, Inc. — Jennison 20/20 Focus Portfolio — Class II

Salomon Brothers Variable Series Funds Inc — Salomon Brothers Variable All Cap Fund — Class II

NON-STANDARDIZED PERFORMANCE DATA

Table 6 below reflects the non-standardized average annual total returns of the Subaccounts for one, five and ten year periods from the time the Portfolios were declared effective by the SEC until December 31, 2002. The method of calculation used is described in the Statement of Additional Information, which may be obtained free of charge.

The total returns of the Portfolios have been reduced by the Separate Account charges, as if the contract had been in existence since the inception of the Portfolios. Table 6 assumes that the Annuitant and Joint Annuitant (if applicable) are age 70 or younger at the time the contract is issued. Expenses include:

(1)	A mortality and expense risk charge of 1.35% (deducted daily at an effective annual rate of the assets in the Separate Account);

(2)	An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account); and

(3)	An annual contract charge of $30 (assumed to be equivalent to 0.1% of the Contract Value).

The charge for the Optional Death Benefit, the Optional Enhanced Death Benefit and premium taxes are not included in the calculations. In addition, we assume that you do not surrender contract and therefore, no surrender charges are assumed. If these charges were included, the performance numbers shown would be lower. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Table 6

Non-Standard Performance Data assuming no surrender at the end of the applicable time period.

(assuming each Annuitant age 70 or younger at issue)

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	Portfolio Inception Date*

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	-25.57	-3.82	NA	05/05/93
AIM V.I. Growth Fund — Series I Shares	-32.08	-9.50	NA	05/05/93
AIM V.I. Premier Equity Fund — Series I Shares	-31.38	-3.75	NA	05/05/93

AllianceBernstein Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	-23.51	1.79	9.14	01/14/91
Premier Growth Portfolio — Class B	-31.95	-3.10	7.28	06/26/92
Quasar Portfolio — Class B	-33.15	-10.68	NA	08/05/96
Technology Portfolio — Class B	-42.74	-2.12	NA	01/11/96

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	-2.07	NA	NA	12/15/99
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	-30.08	-5.34	NA	10/15/93

Eaton Vance Variable Trust

VT Floating-Rate Income Fund	-1.29	NA	NA	05/02/01
VT Worldwide Health Sciences Fund	-30.95	NA	NA	05/02/01

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	Portfolio Inception Date*

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	-0.39	-2.15	NA	03/01/94
Federated International Small Company Fund II	-18.80	NA	NA	05/01/00

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	-18.48	-1.59	7.69	10/09/86
VIP Growth Portfolio — Service Class 2	-31.41	-2.27	6.37	10/09/86

Fidelity Variable Insurance Products Fund (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	-11.05	1.75	NA	01/03/95

Fidelity Variable Insurance Products Fund (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	-18.18	-1.19	NA	12/31/96
VIP III Mid Cap Portfolio — Service Class 2	-11.46	NA	NA	12/28/98

GE Investments Funds, Inc.

Income Fund	8.13	5.12	NA	01/02/95
Mid-Cap Value Equity Fund	-15.14	1.58	NA	05/01/97
Money Market Fund**	-0.15	2.71	2.80	06/30/85
Premier Growth Equity Fund	-22.28	3.14	NA	12/12/97
Real Estate Securities Fund	-2.92	2.07	NA	05/01/95
S&P 500® Index Fund	-23.61	-2.52	7.47	04/14/85
Small-Cap Value Equity Fund	-15.23	NA	NA	05/01/00
Total Return Fund	-10.76	2.49	7.35	07/01/85
U.S. Equity Fund	-20.56	0.01	NA	01/02/95
Value Equity Fund	-18.89	NA	NA	05/01/00

Janus Aspen Series

Balanced Portfolio — Service Shares	-8.17	6.38	NA	09/13/93
Capital Appreciation Portfolio — Service Shares	-17.27	5.14	NA	05/01/97
Global Life Sciences Portfolio — Service Shares	-30.68	NA	NA	01/15/00
Global Technology Portfolio — Service Shares	-41.88	NA	NA	01/15/00
Growth Portfolio — Service Shares	-27.89	-3.48	NA	09/13/93
International Growth Portfolio — Service Shares	-26.95	-1.53	NA	05/02/94
Mid Cap Growth Portfolio — Service Shares (formerly, Aggressive Growth Portfolio)	-29.27	-3.99	NA	09/13/93
Worldwide Growth Portfolio — Service Shares	-26.90	-1.34	NA	09/13/93

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	-28.87	NA	NA	05/03/99
MFS® Investors Trust Series — Service Class Shares	-22.42	-4.49	NA	10/09/95
MFS® New Discovery Series — Service Class Shares	-32.89	NA	NA	04/29/98
MFS® Utilities Series — Service Class Shares	-24.13	-2.48	NA	01/03/95

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA — Service Shares	-29.20	-3.63	4.74	08/15/86
Oppenheimer Capital Appreciation Fund/VA — Service Shares	-28.27	0.37	8.07	04/03/85
Oppenheimer Global Securities Fund/VA — Service Shares	-23.61	3.60	10.03	11/12/90
Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)	-20.33	-5.94	NA	07/05/95
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	-17.27	NA	NA	05/01/98

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	6.46	NA	NA	02/16/99
High Yield Portfolio — Administrative Class Shares	-2.77	NA	NA	04/30/98
Long-Term U.S. Government Portfolio — Administrative Class Shares	15.70	NA	NA	04/30/99
Total Return Portfolio — Administrative Class Shares	7.33	4.95	NA	12/24/97

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	Portfolio Inception Date*

The Prudential Series Fund, Inc.

Jennison Portfolio — Class II	-32.27	NA	NA	02/09/00

Rydex Variable Trust

OTC Fund	-39.83	-3.75	NA	05/07/97

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	-20.72	NA	NA	04/30/99
Emerging Growth Portfolio — Class II Shares	-33.73	1.28	NA	07/03/95

*	Date on which a particular Portfolio was declared effective by the SEC; this date may be different from the date the Portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.

**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund than its total return.

The following Portfolios were added to the Separate Account on May 1, 2003. Therefore, no Non-Standardized Performance information is available:

AIM Variable Insurance Funds — AIM V.I. Basic Value Fund — Series II Shares

Federated Insurance Series — Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund III — VIP III Dynamic Capital Appreciation Portfolio — Service Class 2

Greenwich Street Series Fund — Salomon Brothers Variable Emerging Growth  Fund — Class II

Nations Separate Account Trust — Nations Marsico Growth Portfolio

Nations Separate Account Trust — Nations Marsico International Opportunities Portfolio

The Prudential Series Fund, Inc. — Jennison 20/20 Focus Portfolio — Class II

Salomon Brothers Variable Series Funds Inc — Salomon Brothers Variable All Cap Fund — Class II

Appendix C

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

Each Annuitant age 70 or younger at issue

Subaccounts	Accumulation Unit Values at Beginning of Period	Accumulation Unit Values at End of Period	Number of Accumulation Units at End of Period	Year

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	$6.18	$4.60	1,662,052	2002
	7.64	6.17	1,178,042	2001
	10.00	8.17	182,931	2000

AIM V.I. Growth Fund — Series I Shares	4.90	3.33	1,259.858	2002
	6.88	4.90	860,251	2001
	10.00	7.52	155,022	2000

AIM V.I. Premier Equity Fund — Series I Shares	7.31	5.02	2,944,086	2002
	8.21	7.31	2,168,360	2001
	10.00	8.49	418,728	2000

AllianceBernstein Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	10.61	8.11	5,560,666	2002
	10.55	10.59	2,564,812	2001
	10.00	10.74	111,233	2000

Premier Growth Portfolio — Class B	6.54	4.45	2,672,956	2002
	7.72	6.53	2,070,574	2001
	10.00	8.02	560,937	2000

Quasar Portfolio — Class B	7.38	4.98	441,575	2002
	7.97	7.44	332,400	2001
	10.00	8.67	35,167	2000

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	7.47	7.30	436,606	2002
	7.22	7.45	150,127	2001
	10.00	7.32	16,280	2000

The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	6.62	4.60	818,129	2002
	8.28	6.57	675,418	2001
	10.00	8.61	19,494	2000

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	9.24	9.18	809,652	2002
	9.21	9.19	267,415	2001
	10.00	9.21	33,278	2000

Federated International Small Company Fund II	5.83	4.70	379,708	2002
	8.37	5.78	111,247	2001
	10.00	8.38	6,644	2000

Subaccounts	Accumulation Unit Values at Beginning of Period	Accumulation Unit Values at End of Period	Number of Accumulation Units at End of Period	Year

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	$10.32	$8.41	2,766,722	2002
	10.91	10.31	1,247,800	2001
	10.00	11.04	109,912	2000

VIP Growth Portfolio — Service Class 2	6.83	4.66	3,350,454	2002
	8.04	6.79	1,934,977	2001
	10.00	8.39	306,801	2000

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	8.04	7.20	2,682.748	2002
	9.08	8.08	1,382,517	2001
	10.00	9.38	211,423	2000

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	8.83	7.18	1,005,224	2002
	9.54	8.76	566,471	2001
	10.00	9.78	53,009	2000

VIP III Mid Cap Portfolio — Service Class 2	10.10	7.18	1,005,224	2002
	10.33	10.18	1,749,762	2001
	10.00	10.71	243,434	2000

GE Investments Funds, Inc.

Income Fund	10.00	10.64	518,423	2002

Mid-Cap Value Equity Fund	11.05	9.43	2,414,851	2002
	10.89	11.10	952,179	2001
	10.00	11.23	31,009	2000

Money Market Fund	10.49	10.48	4,808,269	2002
	10.24	10.49	2,491,737	2001
	10.00	10.24	279,223	2000

Premier Growth Equity Fund	8.49	6.58	1,851,265	2002
	9.13	8.46	679,903	2001
	10.00	9.46	56,621	2000

S&P 500® Index Fund	7.86	5.98	6,212,679	2002
	8.79	7.82	3,034,072	2001
	10.00	9.04	306,192	2000

Small-Cap Value Equity Fund	12.20	10.45	1,979,892	2002
	10.94	12.31	603,772	2001
	10.00	11.37	16,880	2000

U.S. Equity Fund	8.89	7.06	1,679,606	2002
	9.64	8.87	596,270	2001
	10.00	9.84	30,567	2000

Value Equity Fund	8.95	7.25	886,780	2002
	9.76	8.93	321,742	2001
	10.00	9.93	16,212	2000

Subaccounts	Accumulation Unit Values at Beginning of Period	Accumulation Unit Values at End of Period	Number of Accumulation Units at End of Period	Year

Janus Aspen Series

Balanced Portfolio — Service Shares	$8.99	$8.28	4,985,061	2002
	9.50	9.01	2,682,847	2001
	10.00	9.62	280,452	2000

Capital Appreciation Portfolio — Service Shares	6.50	5.39	1,974,833	2002
	8.08	6.50	1,732,144	2001
	10.00	8.45	524,387	2000

Global Life Sciences Portfolio — Service Shares	8.69	6.10	559,790	2002
	10.21	8.79	490,003	2001
	10.00	10.72	120,366	2000

Global Technology Portfolio — Service Shares	4.15	2.39	1,071,043	2002
	6.19	4.11	972,418	2001
	10.00	6.66	284,186	2000

Growth Portfolio — Service Shares	6.17	4.45	2,035,353	2002
	7.92	6.16	1,965,673	2001
	10.00	8.33	513,258	2000

International Growth Portfolio — Service Shares	6.10	4.47	1,779,802	2002
	7.95	6.11	1,007,056	2001
	10.00	8.10	214,995	2000

Mid Cap Growth Portfolio — Service Shares (formerly, Aggressive Growth Portfolio)	3.94	2.80	2,245,993	2002
	6.13	3.96	1,979,778	2001
	10.00	6.65	507,673	2000

Worldwide Growth Portfolio — Service Shares	6.22	4.56	2,503,755	2002
	7.94	6.23	2,117,193	2001
	10.00	8.18	562,276	2000

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	6.65	4.74	2,157,083	2002
	8.58	6.66	1,370,095	2001
	10.00	8.99	247,509	2000

MFS® Investors Trust Series — Service Class Shares	8.16	6.32	1,008,165	2002
	9.58	8.14	591,306	2001
	10.00	9.85	54,705	2000

MFS® New Discovery Series — Service Class Shares	8.39	5.62	1,656,107	2002
	8.44	8.37	643,039	2001
	10.00	8.97	94,589	2000

MFS® Utility Series — Service Class Shares	7.65	5.78	1,379,854	2002
	9.97	7.61	973,433	2001
	10.00	10.23	7,405	2000

Oppenheimer Variable Account Funds

Oppenheimer Global Securities Fund/VA — Service Shares	8.12	6.23	2,869.699	2002
	9.21	8.14	1,175,084	2001
	10.00	9.41	68,997	2000

Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund)	8.00	6.37	2,417.368	2002
	8.74	7.98	1,249,865	2001
	10.00	9.03	114,394	2000

Subaccounts	Accumulation Unit Values at Beginning of Period	Accumulation Unit Values at End of Period	Number of Accumulation Units at End of Period	Year

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	$11.05	$11.74	332,618	2002
	10.44	11.01	60,992	2001
	10.00	10.39	278	2000

High Yield Portfolio — Administrative Class Shares	10.00	9.74	1,559,690	2002
	9.95	10.01	455,975	2001
	10.00	9.93	14,696	2000

Long-Term U.S. Government Portfolio — Administrative Class Shares	11.40	13.41	2,265,357	2002
	11.27	11.58	734,864	2001
	10.00	11.11	46,012	2000

Total Return Portfolio — Administrative Class Shares	11.25	12.13	6,050,692	2002
	10.65	11.29	1,662,057	2001
	10.00	10.58	89,120	2000

Rydex Variable Trust

OTC Fund	3.97	2.34	1,244,185	2002
	5.52	3.89	985,138	2001
	10.00	6.09	305,802	2000

Van Kampen Life Investment Trust:

Comstock Portfolio — Class II Shares	10.00	8.05	221,211	2002

Emerging Growth Portfolio — Class II Shares	10.00	7.26	74,860	2002

The following Portfolios were added to the product on May 1, 2003. Therefore no Condensed Financial Information is available:

AIM Variable Insurance Funds — AIM V.I. Basic Value Fund — Series II Shares

AllianceBernstein Variable Products Series Fund, Inc. — Technology Portfolio — Class B

Eaton Vance Variable Trust — VT Floating Rate Income Fund

Eaton Vance Variable Trust — VT Worldwide Health Sciences Fund

Federated Insurance Series — Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund III — VIP III Dynamic Capital Appreciation Portfolio — Service Class 2

GE Investments Funds, Inc. — Real Estate Securities Fund

GE Investments Funds, Inc. — Total Return Fund

Greenwich Street Series Fund — Salomon Brothers Variable Emerging Growth Fund — Class II

Nations Separate Account Trust — Nations Marsico Growth Portfolio

Nations Separate Account Trust — Nations Marsico International Opportunities Portfolio

Oppenheimer Variable Account Funds — Oppenheimer Aggressive Growth Fund/VA — Service Shares

Oppenheimer Variable Account Funds — Oppenheimer Capital Appreciation Fund/VA — Service Shares

Oppenheimer Variable Account Funds — Oppenheimer Main Street Small Cap Fund/VA — Service Shares

The Prudential Series Fund, Inc. — Jennison Portfolio — Class II

The Prudential Series Fund, Inc. — Jennison 20/20 Focus Portfolio — Class II

Salomon Brothers Variable Series Funds Inc — Salomon Brothers Variable All Cap Fund — Class II

Each Annuitant over age 70 at issue

Subaccounts	Accumulation Unit Values at Beginning of Period	Accumulation Unit Values at End of Period	Number of Accumulation Units at End of Period	Year

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	$6.16	$4.58	490,960	2002
	7.64	6.15	409,321	2001
	10.00	8.16	82,708	2000

AIM V.I. Growth Fund — Series I Shares	4.88	3.31	429,559	2002
	6.87	4.88	351,148	2001
	10.00	7.52	115,989	2000

AIM V.I. Premier Equity Fund — Series I Shares	7.29	5.00	1,063,872	2002
	8.20	7.29	818,340	2001
	10.00	8.49	134,888	2000

AllianceBernstein Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	10.58	8.07	1,951,504	2002
	10.54	10.56	825,837	2001
	10.00	10.73	42,936	2000

Premier Growth Portfolio — Class B	6.52	4.42	1,159,015	2002
	7.71	6.51	813,964	2001
	10.00	8.01	184,885	2000

Quasar Portfolio — Class B	7.36	4.95	134,844	2002
	7.96	7.42	62,503	2001
	10.00	8.66	14,994	2000

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	7.45	7.26	76,583	2002
	7.21	7.43	63,965	2001
	10.00	7.31	1,616	2000

The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	6.60	4.57	146,590	2002
	8.27	6.55	127,492	2001
	10.00	8.60	32,472	2000

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	9.21	9.13	368,364	2002
	9.20	9.16	143,887	2001
	10.00	9.20	13,030	2000

Federated International Small Company Fund II	5.81	4.67	67,435	2002
	8.36	5.76	23,627	2001
	10.00	8.37	3,788	2000

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	10.29	8.37	1,288,935	2002
	10.90	10.28	570,855	2001
	10.00	11.03	40,470	2000

VIP Growth Portfolio — Service Class 2	6.81	4.64	974,269	2002
	8.04	6.77	603,088	2001
	10.00	8.39	60,848	2000

Subaccounts	Accumulation Unit Values at Beginning of Period	Accumulation Unit Values at End of Period	Number of Accumulation Units at End of Period	Year

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	$8.01	$7.16	918,624	2002
	9.07	8.06	476,256	2001
	10.00	9.37	144,834	2000

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	8.80	7.14	503,223	2002
	9.53	8.74	280,032	2001
	10.00	9.77	91,832	2000

VIP III Mid Cap Portfolio — Service Class 2	10.07	8.97	889,218	2002
	10.32	10.14	403,825	2001
	10.00	10.70	49,059	2000

GE Investments Funds, Inc.

Income Fund	10.00	10.63	216,173	2002

Mid-Cap Value Equity Fund	11.02	9.38	785,521	2002
	10.87	11.06	319,791	2001
	10.00	11.22	10,023	2000

Money Market Fund	10.46	10.43	1,689,357	2002
	10.23	10.46	671,871	2001
	10.00	10.23	76,786	2000

Premier Growth Equity Fund	8.46	6.55	454,718	2002
	9.12	8.44	203,781	2001
	10.00	9.45	12,182	2000

S&P 500® Index Fund	7.84	5.95	2,153,221	2002
	8.78	7.79	1,104,277	2001
	10.00	9.04	135,750	2000

Small-Cap Value Equity Fund	12.16	10.39	528,246	2002
	10.93	12.27	181,000	2001
	10.00	11.35	154	2000

U.S. Equity Fund	8.86	7.02	791,025	2002
	9.63	8.85	374,328	2001
	10.00	9.83	84,230	2000

Value Equity Fund	8.92	7.21	400,281	2002
	9.75	8.90	172,415	2001
	10.00	9.92	4,061	2000

Janus Aspen Series

Balanced Portfolio — Service Shares	8.96	8.24	1,917,665	2002
	9.49	8.98	972,626	2001
	10.00	9.61	201,522	2000

Capital Appreciation Portfolio — Service Shares	6.48	5.36	425,478	2002
	8.07	6.48	362,926	2001
	10.00	8.44	112,111	2000

Global Life Sciences Portfolio — Service Shares	8.66	6.07	101,020	2002
	10.20	8.76	103,526	2001
	10.00	10.71	23,012	2000

Subaccounts	Accumulation Unit Values at Beginning of Period	Accumulation Unit Values at End of Period	Number of Accumulation Units at End of Period	Year

Global Technology Portfolio — Service Shares	$4.14	$2.38	318,267	2002
	6.18	4.10	185,853	2001
	10.00	6.65	39,046	2000

Growth Portfolio — Service Shares	6.15	4.42	609,116	2002
	7.91	6.14	521,222	2001
	10.00	8.32	129,483	2000

International Growth Portfolio — Service Shares	6.08	4.44	447,171	2002
	7.94	6.09	264,963	2001
	10.00	8.09	43,422	2000

Mid Cap Growth Portfolio — Service Shares (formerly, Aggressive Growth	3.93	2.79	458,916	2002
Portfolio)	6.12	3.95	386,562	2001
	10.00	6.65	82,856	2000

Worldwide Growth Portfolio — Service Shares	6.20	4.54	844,883	2002
	7.94	6.21	629,158	2001
	10.00	8.17	118,553	2000

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	6.63	4.71	576,645	2002
	8.57	6.64	331,541	2001
	10.00	8.98	57,669	2000

MFS® Investors Trust Series — Service Class Shares	8.13	6.29	376,910	2002
	9.57	8.11	241,953	2001
	10.00	9.84	8,638	2000

MFS® New Discovery Series — Service Class Shares	8.35	5.60	411,289	2002
	8.43	8.35	155,938	2001
	10.00	8.96	18,273	2000

MFS® Utility Series — Service Class Shares	7.63	5.75	501,656	2002
	9.96	7.59	303,903	2001
	10.00	10.22	32,271	2000

Oppenheimer Variable Account Funds

Oppenheimer Global Securities Fund/VA — Service Shares	8.10	6.19	691,046	2002
	9.20	8.12	276,877	2001
	10.00	9.40	35,315	2000

Oppenheimer Main Street Fund/VA — Service Shares (formerly,	7.97	6.33	1,005,473	2002
Oppenheimer Main Street Growth & Income Fund/VA)	8.73	7.95	473,200	2001
	10.00	9.02	73,558	2000

Subaccounts	Accumulation Unit Values at Beginning of Period	Accumulation Unit Values at End of Period	Number of Accumulation Units at End of Period	Year

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	$11.01	$11.68	82,184	2002
	10.43	10.98	16,136	2001
	10.00	10.38	929	2000

High Yield Portfolio — Administrative Class Shares	9.97	9.69	541,743	2002
	9.94	9.98	207,597	2001
	10.00	9.92	11,611	2000

Long-Term U.S. Government Portfolio — Administrative Class Shares	11.37	13.35	1,088,846	2002
	11.25	11.55	386,285	2001
	10.00	11.10	15,494	2000

Total Return Portfolio — Administrative Class Shares	11.21	12.07	2,751,630	2002
	10.64	11.26	810,937	2001
	10.00	10.57	58,869	2000

Rydex Variable Trust

OTC Fund	3.95	2.33	329,408	2002
	5.52	3.88	239,875	2001
	10.00	6.08	82,259	2000

Van Kampen Life Investment Trust:

Comstock Portfolio — Class II Shares	10.00	8.03	130,719	2002

Emerging Growth Portfolio — Class II Shares	10.00	7.25	28,218	2002

The following Portfolios were added to the product on May 1, 2003. Therefore no Condensed Financial Information is available:

AIM Variable Insurance Funds — AIM V.I. Basic Value Fund — Series II Shares

AllianceBernstein Variable Products Series Fund, Inc. — Technology Portfolio — Class B

Eaton Vance Variable Trust — VT Floating-Rate Income Fund

Eaton Vance Variable Trust — VT Worldwide Health Sciences Fund

Federated Insurance Series — Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund III — VIP III Dynamic Capital Appreciation Portfolio — Service Class 2

GE Investments Funds, Inc. — Real Estate Securities Fund

GE Investments Funds, Inc. — Total Return Fund

Greenwich Street Series Fund — Salomon Brothers Variable Emerging Growth Fund — Class II

Nations Separate Account Trust — Nations Marsico Growth Portfolio

Nations Separate Account Trust — Nations Marsico International Opportunities Portfolio

Oppenheimer Variable Account Funds — Oppenheimer Aggressive Growth Fund/VA — Service Shares

Oppenheimer Variable Account Funds — Oppenheimer Capital Appreciation Fund/VA — Service Shares

Oppenheimer Variable Account Funds — Oppenheimer Main Street Small Cap Fund/VA — Service Shares

The Prudential Series Fund, Inc. — Jennison Portfolio — Class II

The Prudential Series Fund, Inc. — Jennison 20/20 Focus Portfolio — Class II

Salomon Brothers Variable Series Fund Inc — Salomon Brothers Variable All Cap Fund — Class II

Statement of Additional Information

GE Life and Annuity Assurance Company

6610 West Broad Street

Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

GE Life and Annuity Assurance Company

Annuity New Business

6610 West Broad Street

Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1154 4/00 to:

Name:

Address:

                                                                             Street

                City                                          State                                             Zip

Signature of Requestor:

Date

2